UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-04719
The GAMCO Westwood Funds

(Exact name of registrant as specified in charter)

One Corporate Center Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: September 30
Date of reporting period: March 31, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
MIGHTY MITESSM FUND
EQUITY FUND
BALANCED FUND
INTERMEDIATE BOND FUND
SMALLCAP EQUITY FUND
INCOME FUND
SEMI-ANNUAL REPORT
MARCH 31, 2009

GAMCO WESTWOOD FUNDS
(Unaudited)

Class AAA Shares								Class A Shares
Average Annual Returns — March 31, 2009 (a)								Average Annual Returns — March 31, 2009 (a)(b)(e)
						Current							Current
						Expense							Expense
						Ratio after							Ratio after
					Gross	Adviser	Maximum					Gross	Adviser	Maximum
				Since	Expense	Reimburse-	Sales				Since	Expense	Reimburse-	Sales
	1 Year	5 Year	10 Year	Inception	Ratio	ments	Charge	1 Year	5 Year	10 Year	Inception	Ratio	ments	Charge

Mighty MitesSM	(26.17)%	0.99%	7.73%	8.07%	1.72%	1.72%	None	(29.24)%	(0.06)%	7.11%	7.50%	1.97%	1.97%	4.00%
Equity	(38.48)	(0.82)	1.17	8.69	1.49	1.49	None	(41.18)	(1.89)	0.49	8.27	1.74	1.74	4.00
Balanced	(24.02)	1.28	2.94	7.83	1.23	1.23	None	(27.23)	0.22	2.27	7.32	1.48	1.48	4.00
Intermediate Bond	3.77	3.36	4.78	5.65	1.76	1.00	None	(0.57)	2.39	4.26	5.35	1.86	1.10	4.00
SmallCap Equity	(44.59)	(4.12)	(2.81)	0.87	2.62	1.50	None	(46.92)	(5.10)	(3.32)	0.43	2.87	1.75	4.00
Income	(35.31)	(3.60)	6.51	3.99	2.48	1.50	None	(38.17)	(4.63)	5.86	3.43	2.73	1.75	4.00

Class B Shares								Class C Shares
Average Annual Returns — March 31, 2009 (a)(c)(e)								Average Annual Returns — March 31, 2009 (a)(d)(e)
						Current							Current
						Expense							Expense
						Ratio after							Ratio after
					Gross	Adviser	Maximum					Gross	Adviser	Maximum
				Since	Expense	Reimburse-	Sales				Since	Expense	Reimburse-	Sales
	1 Year	5 Year	10 Year	Inception	Ratio	ments	Charge	1 Year	5 Year	10 Year	Inception	Ratio	ments	Charge

Mighty MitesSM	(30.40)%	(0.17)%	7.10%	7.50%	2.47%	2.47%	5.00%	(27.43)%	0.25%	7.13%	7.52%	2.47%	2.47%	1.00%
Equity	(42.02)	(1.96)	0.55	8.30	2.24	2.24	5.00	(39.61)	(1.56)	0.54	8.30	2.24	2.24	1.00
Balanced	(28.34)	0.13	2.30	7.35	1.98	1.98	5.00	(25.24)	0.54	2.36	7.38	1.98	1.98	1.00
Intermediate Bond	(2.10)	2.21	4.12	5.27	2.51	1.75	5.00	2.03	2.62	4.19	5.32	2.51	1.75	1.00
SmallCap Equity	(47.74)	(5.19)	(3.37)	0.38	3.37	2.25	5.00	(45.53)	(5.17)	(3.42)	0.34	3.37	2.25	1.00
Income	(39.14)	(4.87)	5.90	3.47	3.23	2.25	5.00	(36.49)	(4.33)	6.06	3.60	3.23	2.25	1.00

Class I Shares
Average Annual Returns — March 31, 2009 (a)(e)
						Current
						Expense
						Ratio after
					Gross	Adviser	Maximum
				Since	Expense	Reimburse-	Sales
	1 Year	5 Year	10 Year	Inception	Ratio	ments	Charge

Mighty MitesSM	(26.00)%	1.05%	7.76%	8.10%	1.47%	1.47%	None
Equity	(38.25)	(0.73)	(1.22)	8.71	1.24	1.24	None
Balanced	(23.83)	1.34	2.97	7.85	0.98	0.98	None
Intermediate Bond	4.03	3.40	4.80	5.66	1.53	0.75	None
SmallCap Equity	(44.44)	(4.06)	(2.79)	0.89	2.40	1.25	None
Income	(35.18)	(3.55)	6.54	4.01	2.26	1.25	None

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. For the Intermediate Bond, SmallCap Equity, and Income Funds (and for the Mighty MitesSM Fund through September 30, 2005), the Adviser reimbursed expenses to limit the expense ratio. Had such limitations not been in place, returns would have been lower. The contractual expense limitations are in effect through January 31, 2010 and are renewable annually by the Adviser. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

(b)	Includes the effect of the maximum 4.0% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the one year and five year periods of 5% and 2%, respectively, of the Fund’s net asset values (“NAV”) per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charge for the Class C Shares upon redemption at the end of the one year period of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

(e)	The performance of the Class AAA Shares is used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares. The performance for the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The performance for the Class I Shares would have been higher due to the lower expenses associated with this class of shares. The inception dates for the Class AAA Shares and the initial issuance dates for the Class A Shares, Class B Shares, Class C Shares, and Class I Shares after which shares remained continuously outstanding are listed below.

	Class AAA Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Mighty MitesSM	05/11/98	11/26/01	06/06/01	08/03/01	01/11/08
Equity	01/02/87	01/28/94	03/27/01	02/13/01	01/11/08
Balanced	10/01/91	04/06/93	03/27/01	09/25/01	01/11/08
Intermediate Bond	10/01/91	07/26/01	03/27/01	10/22/01	01/11/08
SmallCap Equity	04/15/97	11/26/01	03/27/01	11/26/01	01/11/08
Income	09/30/97	05/09/01	11/26/01	11/26/01	01/11/08

GAMCO Westwood Funds
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from October 1, 2008 through March 31, 2009	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	10/01/08	03/31/09	Ratio	Period*

GAMCO Westwood Mighty MitesSM Fund
Actual Fund Return
Class AAA	$1,000.00	$752.60	1.72%	$7.52
Class A	$1,000.00	$752.10	1.97%	$8.61
Class B	$1,000.00	$750.00	2.47%	$10.78
Class C	$1,000.00	$750.00	2.47%	$10.78
Class I	$1,000.00	$753.20	1.47%	$6.43
Hypothetical 5% Return
Class AAA	$1,000.00	$1,016.36	1.72%	$8.65
Class A	$1,000.00	$1,015.11	1.97%	$9.90
Class B	$1,000.00	$1,012.62	2.47%	$12.39
Class C	$1,000.00	$1,012.62	2.47%	$12.39
Class I	$1,000.00	$1,017.60	1.47%	$7.39
GAMCO Westwood Equity Fund
Actual Fund Return
Class AAA	$1,000.00	$676.00	1.59%	$6.64
Class A	$1,000.00	$677.30	1.84%	$7.69
Class B	$1,000.00	$673.70	2.34%	$9.76
Class C	$1,000.00	$673.40	2.34%	$9.76
Class I	$1,000.00	$677.70	1.34%	$5.60
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.00	1.59%	$8.00
Class A	$1,000.00	$1,015.76	1.84%	$9.25
Class B	$1,000.00	$1,013.26	2.34%	$11.75
Class C	$1,000.00	$1,013.26	2.34%	$11.75
Class I	$1,000.00	$1,018.25	1.34%	$6.74
GAMCO Westwood Balanced Fund
Actual Fund Return
Class AAA	$1,000.00	$807.20	1.25%	$5.63
Class A	$1,000.00	$806.90	1.50%	$6.76
Class B	$1,000.00	$804.60	2.00%	$9.00
Class C	$1,000.00	$805.40	2.00%	$9.00
Class I	$1,000.00	$809.00	1.00%	$4.51
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.70	1.25%	$6.29
Class A	$1,000.00	$1,017.45	1.50%	$7.54
Class B	$1,000.00	$1,014.96	2.00%	$10.05
Class C	$1,000.00	$1,014.96	2.00%	$10.05
Class I	$1,000.00	$1,019.95	1.00%	$5.04
GAMCO Westwood Intermediate Bond Fund
Actual Fund Return
Class AAA	$1,000.00	$1,050.10	1.00%	$5.11
Class A	$1,000.00	$1,048.10	1.10%	$5.62
Class B	$1,000.00	$1,045.20	1.75%	$8.92
Class C	$1,000.00	$1,046.90	1.75%	$8.93
Class I	$1,000.00	$1,050.40	0.75%	$3.83
Hypothetical 5% Return
Class AAA	$1,000.00	$1,019.95	1.00%	$5.04
Class A	$1,000.00	$1,019.45	1.10%	$5.54
Class B	$1,000.00	$1,016.21	1.75%	$8.80
Class C	$1,000.00	$1,016.21	1.75%	$8.80
Class I	$1,000.00	$1,021.19	0.75%	$3.78
GAMCO Westwood SmallCap Equity Fund
Actual Fund Return
Class AAA	$1,000.00	$581.30	1.50%	$5.91
Class A	$1,000.00	$580.80	1.75%	$6.90
Class B	$1,000.00	$579.40	2.25%	$8.86
Class C	$1,000.00	$579.20	2.25%	$8.86
Class I	$1,000.00	$582.50	1.25%	$4.93
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.45	1.50%	$7.54
Class A	$1,000.00	$1,016.21	1.75%	$8.80
Class B	$1,000.00	$1,013.71	2.25%	$11.30
Class C	$1,000.00	$1,013.71	2.25%	$11.30
Class I	$1,000.00	$1,018.70	1.25%	$6.29
GAMCO Westwood Income Fund
Actual Fund Return
Class AAA	$1,000.00	$710.10	1.50%	$6.40
Class A	$1,000.00	$708.00	1.75%	$7.45
Class B	$1,000.00	$707.60	2.25%	$9.58
Class C	$1,000.00	$707.60	2.25%	$9.58
Class I	$1,000.00	$711.00	1.25%	$5.33
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.45	1.50%	$7.54
Class A	$1,000.00	$1,016.21	1.75%	$8.80
Class B	$1,000.00	$1,013.71	2.25%	$11.30
Class C	$1,000.00	$1,013.71	2.25%	$11.30
Class I	$1,000.00	$1,018.70	1.25%	$6.29

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Summary of Portfolio Holdings (Unaudited)
The following tables present portfolio holdings as a percent of total net assets as of March 31, 2009:
GAMCO Westwood Mighty MitesSM Fund

U.S. Government Obligations	46.3%
Health Care	8.8%
Electronics	6.3%
Financial Services	4.2%
Business Services	3.4%
Equipment and Supplies	3.2%
Diversified Industrial	2.8%
Specialty Chemicals	2.4%
Telecommunications	2.0%
Aerospace	1.7%
Energy and Utilities: Natural Gas	1.5%
Food and Beverage	1.5%
Automotive: Parts and Accessories	1.3%
Machinery	1.3%
Energy and Utilities: Water	1.2%
Manufactured Housing and Recreational Vehicles	1.0%
Publishing	1.0%
Retail	1.0%
Hotels and Gaming	1.0%
Computer Software and Services	1.0%
Consumer Products	0.9%
Aviation: Parts and Services	0.9%
Energy and Utilities: Integrated	0.8%
Energy and Utilities: Electric	0.8%
Real Estate	0.7%
Broadcasting	0.7%
Metals and Mining	0.6%
Restaurants	0.6%
Consumer Services	0.5%
Energy and Utilities: Services	0.5%
Energy and Utilities: Oil	0.4%
Entertainment	0.4%
Transportation	0.4%
Communications Equipment	0.3%
Closed-End Business Development Company	0.2%
Building and Construction	0.2%
Agriculture	0.2%
Environmental Control	0.1%
Mutual Funds	0.1%
Paper and Forest Products	0.1%
Cable	0.1%
Educational Services	0.0%
Other Assets and Liabilities (Net)	(2.4)%

100.0%

GAMCO Westwood Equity Fund

Energy: Oil	15.0%
Health Care	12.6%
Energy: Integrated	8.6%
Financial Services	8.2%
Consumer Products	6.5%
Business Services	6.0%
Banking	5.3%
Telecommunications	4.9%
Retail	4.7%
Computer Software and Services	3.9%
Aerospace	2.8%
Transportation	2.7%
Mutual Funds	2.7%
Electronics	2.6%
Aviation: Parts and Services	2.5%
Diversified Industrial	2.5%
Restaurants	2.3%
Communications Equipment	1.3%
Energy: Natural Gas	1.3%
Computer Hardware	1.3%
Food and Beverage	1.1%
Other Assets and Liabilities (Net)	1.2%

100.0%

GAMCO Westwood Balanced Fund

U.S. Government Agency Obligations	13.3%
Energy: Oil	11.4%
U.S. Government Obligations	10.4%
Health Care	8.0%
Financial Services	7.1%
Banking	5.1%
Retail	4.2%
Consumer Products	4.0%
Business Services	3.8%
Telecommunications	3.8%
Utilities	3.3%
Computer Software and Services	3.1%
Diversified Industrial	2.5%
Transportation	2.5%
Energy: Integrated	2.4%
Electronics	2.2%
Aerospace	1.8%
Restaurants	1.6%
Computer Hardware	1.6%
Energy: Natural Gas	1.6%
Aviation: Parts and Services	1.6%
Food and Beverage	1.4%
Communications Equipment	0.8%
Mutual Funds	0.8%
Metals and Mining	0.6%
Other Assets and Liabilities (Net)	1.1%

100.0%

Summary of Portfolio Holdings (Continued) (Unaudited)
GAMCO Westwood Intermediate Bond Fund

U.S. Government Agency Obligations	36.8%
Corporate Bonds	32.2%
U.S. Government Obligations	21.7%
Common Stocks	9.7%
Other Assets and Liabilities (Net)	(0.4)%

100.0%

GAMCO Westwood SmallCap Equity Fund

Electronics	22.5%
Semiconductors	16.8%
Computer Software and Services	7.1%
Financial Services	6.6%
Energy and Utilities	5.5%
Specialty Chemicals	5.1%
Equipment and Supplies	4.5%
Health Care	4.0%
Diversified Industrial	3.8%
Business Services	3.6%
Retail	3.1%
Machinery	2.6%
Aerospace	2.0%
Computer Hardware	1.6%
Communications Equipment	1.6%
Publishing	1.3%
Food and Beverage	1.3%
Consumer Products	1.1%
Metals and Mining	0.9%
Educational Services	0.9%
Aviation: Parts and Services	0.6%
Entertainment	0.6%
Automotive: Parts and Accessories	0.5%
Telecommunications	0.4%
Building and Construction	0.3%
Restaurants	0.2%
Consumer Services	0.1%
Other Assets and Liabilities (Net)	1.4%

100.0%

GAMCO Westwood Income Fund

Financial Services	27.4%
Energy and Utilities: Oil	13.0%
Telecommunications	12.2%
Food and Beverage	10.1%
Health Care	8.2%
Energy and Utilities: Integrated	4.6%
Banking	4.0%
Diversified Industrial	3.5%
Broadcasting	2.8%
Electronics	2.6%
Energy and Utilities: Natural Gas	2.6%
Retail	2.6%
Energy and Utilities: Services	2.6%
Specialty Chemicals	2.4%
Computer Hardware	2.3%
Business Services	1.1%
Paper and Forest Products	0.9%
Other Assets and Liabilities (Net)	(2.9)%

100.0%

The GAMCO Westwood Funds (the “Funds”) file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended December 31, 2008. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
Each Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

We have separated the portfolio managers’ commentaries from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentaries are unrestricted. The financial statements and investment portfolio are mailed separately from the commentaries. Both the commentaries and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

GAMCO Westwood Mighty MitesSM Fund
Schedule of Investments — March 31, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 55.9%
	Aerospace — 1.7%
160,700	Herley Industries Inc.†	$2,089,006	$1,921,972
500	Innovative Solutions & Support Inc.	8,972	2,115

		2,097,978	1,924,087

	Agriculture — 0.2%
225	J.G. Boswell Co.	144,676	97,875
792	Limoneira Co.	196,267	110,880

		340,943	208,755

	Automotive: Parts and Accessories — 1.2%
400	Amerityre Corp.†	1,486	116
20,000	Dana Holding Corp.†	15,550	9,200
53,000	Earl Scheib Inc.†	251,755	100,700
78,200	Midas Inc.†	817,417	619,344
33,000	Proliance International Inc.†	87,109	5,610
2,000	Puradyn Filter Technologies Inc.†	1,957	540
200,000	Standard Motor Products Inc.	1,625,454	550,000
3,000	Strattec Security Corp.	40,765	25,020
33,500	Tenneco Inc.†	107,850	54,605

		2,949,343	1,365,135

	Aviation: Parts and Services — 0.9%
2,000	Curtiss-Wright Corp.	47,856	56,100
55,000	GenCorp Inc.†	189,831	116,600
62,715	Kaman Corp.	728,652	786,446
200,000	The Fairchild Corp., Cl. A†	593,518	2,200

		1,559,857	961,346

	Broadcasting — 0.7%
105,000	Acme Communications Inc.†	327,256	26,250
27,400	Beasley Broadcast Group Inc., Cl. A	210,189	57,814
50,000	Citadel Broadcasting Corp.†	77,290	3,300
46,000	Crown Media Holdings Inc., Cl. A†	352,133	93,840
75,000	Entercom Communications Corp., Cl. A	57,937	82,500
15,000	Equity Media Holdings Corp.†	44,866	60
16,500	Fisher Communications Inc.	582,598	161,040
924	Granite Broadcasting Corp.†	24,780	92
140,000	Gray Television Inc.	178,318	44,800
120,000	LIN TV Corp., Cl. A†	137,627	134,400
45,000	Media General Inc., Cl. A	79,969	86,400
30,800	Salem Communications Corp., Cl. A†	120,130	17,248
35,000	Sinclair Broadcast Group Inc., Cl. A	62,732	36,050
20,000	Young Broadcasting Inc., Cl. A†	2,677	200

		2,258,502	743,994

	Building and Construction — 0.2%
4,000	Huttig Building Products Inc.†	13,358	1,520
133,000	Material Sciences Corp.†	288,716	71,820
6,400	The Monarch Cement Co.	152,845	144,000

		454,919	217,340

	Business Services — 3.4%
606,300	AMICAS Inc.†	1,597,356	1,230,789
28,000	ANC Rental Corp.†	840	3
69,000	Ascent Media Corp., Cl. A†	1,627,269	1,725,000
103	Chazak Value Corp.† (a)	0	0
266,600	Edgewater Technology Inc.† .	882,075	746,480
10,000	Emageon Inc.†	16,850	18,200
1,000	Gevity HR Inc.	3,775	3,950
2,000	Liquidity Services Inc.†	10,853	13,980
74,000	Nashua Corp.†	574,530	74,000
500	StarTek Inc.†	8,375	1,550

		4,721,923	3,813,952

	Cable — 0.1%
90,000	Adelphia Communications Corp., Cl. A† (a)	15,750	0
90,000	Adelphia Communications Corp., Cl. A, Escrow† (a)	0	0
90,000	Adelphia Recovery Trust†	0	9
9,000	Outdoor Channel Holdings Inc.†	67,460	61,380

		83,210	61,389

	Closed-End Business Development Company — 0.2%
30,000	MVC Capital Inc.	298,566	252,300

	Communications Equipment — 0.3%
16,200	Communications Systems Inc.	151,467	124,092
35,750	Symmetricom Inc.†	138,458	125,125
4,000	Technical Communications Corp.†	25,077	17,500
40,000	ViewCast.com Inc.†	18,600	16,000

		333,602	282,717

	Computer Software and Services — 1.0%
125,000	Furmanite Corp.†	795,504	388,750
1,910	Gemalto NV†	10,942	54,559
37,200	Mercury Computer Systems Inc.†	219,112	205,716
400	MTS Systems Corp.	10,336	9,100
33,500	Phoenix Technologies Ltd.†	125,253	54,270
834	Prosoft Learning Corp.† (a)	11,216	0
850,000	StorageNetworks Inc., Escrow† (a)	0	25,500
70,000	Tier Technologies Inc., Cl. B†	347,754	324,100
2,000	Tyler Technologies Inc.†	8,050	29,260

		1,528,167	1,091,255

	Consumer Products — 0.9%
18,000	Adams Golf Inc.†	122,578	43,200
56,000	Heelys Inc.	221,580	95,760
1,000	Johnson Outdoors Inc., Cl. A	5,602	5,050
15,300	Lakeland Industries Inc.†	147,120	82,773
10,000	Marine Products Corp.	26,062	42,400
300	National Presto Industries Inc.	8,618	18,303
166,965	Schiff Nutrition International Inc.†	441,534	751,343
41,530	Syratech Corp.†	10,383	228

		983,477	1,039,057

	Consumer Services — 0.5%
119,100	1-800-FLOWERS.COM Inc., Cl. A†	355,550	246,537
17,000	Bowlin Travel Centers Inc.†	22,555	17,850
1,100	Collectors Universe Inc.	3,530	4,279
210,100	Valassis Communications Inc.†	311,122	329,857

		692,757	598,523

	Diversified Industrial — 2.8%
13,000	Ampco-Pittsburgh Corp.	208,633	172,380
200	Burnham Holdings Inc., Cl. A	3,294	1,585
42,800	Chase Corp.	524,094	398,040
15,700	Graham Corp.	124,787	140,829
3,000	Griffon Corp.†	22,590	22,500
25,000	Haulotte Group	134,090	104,960
108,400	Hawk Corp., Cl. A†	1,670,473	1,252,020
93,000	Katy Industries Inc.†	338,193	83,700
105,000	Magnetek Inc.†	461,917	189,000
30,000	National Patent Development Corp.†	72,240	36,000
12,000	RWC Inc.†	227,918	90,000
164,219	Stamford Industrial Group Inc.†	458,300	328,438
56,002	Tech/Ops Sevcon Inc.	278,716	75,603
34,000	WHX Corp.†	588,692	227,800

		5,113,937	3,122,855

See accompanying notes to financial statements.

GAMCO Westwood Mighty MitesSM Fund
Schedule of Investments (Continued) — March 31, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Educational Services — 0.0%
4,200	Universal Technical Institute Inc.†	$57,517	$50,400

	Electronics — 6.3%
50,000	Alliance Semiconductor Corp.	157,908	9,250
11,000	Bel Fuse Inc., Cl. A	223,728	136,730
7,000	Bel Fuse Inc., Cl. B	146,875	94,080
79,500	BTU International Inc.†	329,264	266,325
322,800	California Micro Devices Corp.†	725,160	784,404
138,000	CTS Corp.	882,220	498,180
2,000	GSI Group Inc.†	7,080	1,900
50,700	IMAX Corp.†	190,343	218,517
157,900	IntriCon Corp.†	617,725	506,859
180,000	LeCroy Corp.†	540,763	565,200
30,000	Methode Electronics Inc.	142,327	107,400
69,500	MoSys Inc.†	130,660	132,050
63,800	Newport Corp.†	389,915	281,996
31,200	Park Electrochemical Corp.	572,189	539,136
86,000	Pericom Semiconductor Corp.†	850,368	628,660
1,000	Schmitt Industries Inc.†	6,409	2,770
20,000	SIRIT Inc.†	11,714	1,586
135,000	Stoneridge Inc.†	563,960	284,850
178	Trimble Navigation Ltd.†	4,943	2,720
134,900	Ultra Clean Holdings Inc.†	287,575	144,343
46,700	Ultralife Corp.†	444,212	360,991
45,400	Ultratech Inc.†	555,725	567,046
65,500	Zoran Corp.†	499,552	576,400
100,700	Zygo Corp.†	613,367	462,213

		8,893,982	7,173,606

	Energy and Utilities: Electric — 0.8%
2,140	Great Plains Energy Inc.	55,469	28,826
25,000	Maine & Maritimes Corp.	910,313	875,000

		965,782	903,826

	Energy and Utilities: Integrated — 0.8%
71,550	Florida Public Utilities Co.	710,833	699,044
6,000	MGE Energy Inc.	189,291	188,220
95,200	Progress Energy Inc., CVO† (a)	10,472	31,416
10,000	ProSep Inc.†	3,396	1,864

		913,992	920,544

	Energy and Utilities: Natural Gas — 1.5%
20,000	Chesapeake Utilities Corp.	606,982	609,600
34,000	Corning Natural Gas Corp.†	532,209	586,500
5,000	Delta Natural Gas Co. Inc.	111,790	107,050
3,000	Evergreen Energy Inc.†	11,060	4,176
31,200	PetroCorp Escrow Shares† (a)	0	1,872
16,500	RGC Resources Inc.	363,162	397,073
20,300	U.S. Energy Corp.†	85,659	38,367

		1,710,862	1,744,638

	Energy and Utilities: Oil — 0.4%
63,600	Tesco Corp.†	543,737	497,352

	Energy and Utilities: Services — 0.5%
9,500	Acergy SA, ADR	32,064	58,710
1,450	Covanta Holding Corp.†	11,008	18,981
15,400	Dawson Geophysical Co.†	253,254	207,900
40,000	RPC Inc.	173,633	265,200

		469,959	550,791

	Energy and Utilities: Water — 1.2%
4,500	Artesian Resources Corp., Cl. A	48,063	63,090
2,500	California Water Service Group	55,552	104,650
40,000	Consolidated Water Co. Ltd.	450,805	434,000
6,500	Middlesex Water Co.	108,910	93,600
25,100	Pennichuck Corp.	517,486	513,295
8,000	SJW Corp.	98,372	203,440

		1,279,188	1,412,075

	Entertainment — 0.4%
14,500	Canterbury Park Holding Corp.	144,612	96,425
1,802	Chestnut Hill Ventures† (a)	67,956	60,700
52,000	Dover Motorsports Inc.	197,969	96,200
2,000	LodgeNet Entertainment Corp.†	9,988	3,180
35,000	Triple Crown Media Inc.†	15,868	525
128,000	Youbet.com Inc.†	169,597	216,320

		605,990	473,350

	Environmental Control — 0.1%
10,000	BioteQ Environmental Technologies Inc.†	16,559	3,331
94,400	Casella Waste Systems Inc., Cl. A†	319,860	161,424
500	Sharps Compliance Corp.†	1,265	1,625

		337,684	166,380

	Equipment and Supplies — 3.2%
132,000	Baldwin Technology Co. Inc., Cl. A†	310,830	125,400
15,000	Capstone Turbine Corp.†	27,450	10,800
7,000	CIRCOR International Inc.	143,950	157,640
95,700	Core Molding Technologies Inc.†	254,441	133,980
6,100	Fedders Corp.† (a)	1,645	0
1,000	Genoil Inc.†	225	147
156,000	Gerber Scientific Inc.†	572,593	372,840
8,500	Gildemeister AG	61,536	65,952
10,000	GrafTech International Ltd.†	65,330	61,600
26,726	L.S. Starrett Co., Cl. A	461,281	167,037
20,000	Maezawa Kyuso Industries Co. Ltd.	108,117	333,788
45,500	Met-Pro Corp.	529,108	370,825
9,000	Mine Safety Appliances Co.	294,989	180,180
22,000	SL Industries Inc.†	159,336	101,640
1,000	SRS Labs Inc.†	5,500	4,920
5,000	The Eastern Co.	50,980	54,000
321,000	TransAct Technologies Inc.†	1,845,777	831,390
47,900	Vicor Corp.	304,979	234,231
22,000	WaterFurnace Renewable Energy Inc.	433,707	434,312
500	Watts Water Technologies Inc., Cl. A	7,648	9,780

		5,639,422	3,650,462

	Financial Services — 4.2%
3,000	Bank of Florida Corp.†	29,223	11,280
16,100	Berkshire Bancorp Inc.	219,414	64,561
75	Burke & Herbert Bank and Trust Co.	95,726	103,125
28,900	Crazy Woman Creek Bancorp Inc.	499,914	491,300
179,000	Epoch Holding Corp.	464,160	1,229,730
14	Farmers & Merchants Bank of Long Beach	90,195	49,525
6,060	Fidelity Southern Corp.	53,377	15,150
65,300	Flushing Financial Corp.	904,134	393,106
10	Guaranty Corp., Cl. A†	137,500	60,000
5,458	Hampton Roads Bankshares Inc.	95,436	42,518
40,000	Integrity Mutual Funds Inc.†	35,200	8,600
18,600	Meadowbrook Insurance Group Inc.	113,735	113,460
8,000	Nara Bancorp Inc.	92,171	23,520
See accompanying notes to financial statements.

GAMCO Westwood Mighty MitesSM Fund
Schedule of Investments (Continued) — March 31, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
11,055	New York Community Bancorp Inc.	$143,811	$123,484
5,697	Northrim BanCorp Inc.	119,035	56,799
23,400	Oritani Financial Corp.†	360,523	327,600
9,167	Patriot National Bancorp Inc.	141,747	27,318
5,000	Provident New York Bancorp	74,850	42,750
48,000	Pzena Investment Management Inc., Cl. A	214,759	91,680
6,000	Seacoast Banking Corp. of Florida	71,205	18,180
116	Sunwest Bank†	322,722	168,258
30,000	SWS Group Inc.	408,801	465,900
1,040	TIB Financial Corp.†	7,778	2,996
10,000	Tree.com Inc.†	82,623	46,200
52,339	Whitney Holding Corp.	253,146	599,282
38,100	Wilshire Bancorp Inc.	330,044	196,596

		5,361,229	4,772,918

	Food and Beverage — 1.4%
1,000	Andrew Peller Ltd., Cl. A	9,614	5,385
10,000	Boston Beer Co. Inc., Cl. A†	205,972	208,600
4,000	Genesee Corp., Cl. A† (a)	4,060	0
30,100	Genesee Corp., Cl. B† (a)	13,986	0
1,100	Hanover Foods Corp., Cl. A	110,881	89,815
2,000	J & J Snack Foods Corp.	28,830	69,180
120,200	Lifeway Foods Inc.†	949,478	961,600
14,000	MGP Ingredients Inc.†	67,550	10,360
7,000	Rock Field Co. Ltd.	113,721	84,578
900	Scheid Vineyards Inc., Cl. A†	29,446	18,000
1,000	The Inventure Group Inc.†	2,660	1,370
80,000	Tingyi (Cayman Islands) Holding Corp.	90,147	92,483
150,000	Vitasoy International Holdings Ltd.	63,172	64,253
7,000	Willamette Valley Vineyards Inc.†	43,096	16,555

		1,732,613	1,622,179

	Health Care — 8.8%
10,000	AFP Imaging Corp.†	20,893	400
33,400	AngioDynamics Inc.†	367,066	375,416
5,000	ArthroCare Corp.†	27,496	24,500
265,500	BioLase Technology Inc.†	668,012	237,622
10,000	Boiron SA	166,957	268,378
1,000	Bruker Corp.†	5,980	6,160
22,000	Cepheid Inc.†	222,842	151,800
440,000	Continucare Corp.†	911,262	836,000
100	CPEX Pharmaceuticals Inc.†	1,490	731
48,200	Cutera Inc.†	371,425	307,998
48,700	Cynosure Inc., Cl. A†	421,938	296,583
96,000	Del Global Technologies Corp.†	205,665	50,880
5,000	DexCom Inc.†	65,375	20,700
1,000	Elite Pharmaceuticals Inc., Cl. A†	2,690	140
7,000	Exactech Inc.†	111,891	80,430
26,000	Heska Corp.†	47,571	6,243
53,400	Home Diagnostics Inc.†	332,682	302,778
65,000	I-Flow Corp.†	465,971	237,250
1,000	ICU Medical Inc.†	23,786	32,120
10,000	Indevus Pharmeceuticals Inc., Escrow† (a)	0	11,000
5,000	Inverness Medical Innovations Inc.†	94,541	133,150
10,000	Langer Inc.†	28,129	3,500
85,000	Matrixx Initiatives Inc.†	1,312,045	1,394,000
34,300	Medical Nutrition USA Inc.†	52,023	56,252
59,400	Micrus Endovascular Corp.†	642,659	354,618
3,600	Monogram Biosciences Inc.†	21,038	9,144

Shares/			Market
Unit		Cost	Value
65,000	Neogen Corp.†	$561,760	$1,418,950
2,500	NMT Medical Inc.†	7,858	2,000
10,000	Opko Health Inc.†	26,573	9,800
34,000	Orthofix International NV†	542,433	629,680
63,600	Pain Therapeutics Inc.†	455,161	267,120
30,200	Palomar Medical Technologies Inc.†	281,223	219,252
10,000	PreMD Inc.†	18,320	50
20,000	Quidel Corp.†	88,363	184,400
10,400	Rochester Medical Corp.†	123,336	114,608
37,415	RTI Biologics Inc.†	321,817	106,633
369,000	Sonic Innovations Inc.†	714,632	394,830
213,900	Strategic Diagnostics Inc.†	207,526	228,873
67,000	Syneron Medical Ltd.†	608,161	397,310
2,000	Targanta Therapeutics Corp., Escrow†	0	1,280
1,000	ThermoGenesis Corp.†	2,520	600
44,000	United-Guardian Inc.	398,663	308,000
30,600	Vascular Solutions Inc.†	261,608	187,272
18,100	Young Innovations Inc.	293,938	280,550

		11,505,319	9,949,001

	Hotels and Gaming — 1.0%
2,000	Churchill Downs Inc.	56,576	60,120
4,000	Dover Downs Gaming & Entertainment Inc.	24,903	12,280
2,000	Florida Gaming Corp.†	6,950	10,000
15,000	Full House Resorts Inc.†	16,621	17,700
2,000	Gaylord Entertainment Co.†	16,435	16,660
10,000	Morgans Hotel Group Co.†	35,280	31,100
8,500	Multimedia Games Inc.†	76,734	18,275
32,500	Pinnacle Entertainment Inc.†	190,818	228,800
94,213	Sonesta International Hotels Corp., Cl. A	1,897,050	706,597
1,000	The Marcus Corp.	9,211	8,500

		2,330,578	1,110,032

	Machinery — 1.3%
271,300	Flow International Corp.†	430,403	439,506
20,700	Key Technology Inc.†	660,404	182,160
5,000	Lindsay Corp.	144,074	135,000
22,000	Tennant Co.	228,500	206,140
14,643	The Middleby Corp.†	447,681	474,872

		1,911,062	1,437,678

	Manufactured Housing and Recreational Vehicles — 1.0%
115,000	Cavalier Homes Inc.†	489,069	178,250
10,000	Cavco Industries Inc.†	197,817	236,000
827,100	Coachmen Industries Inc.†	1,470,337	537,615
9,500	Nobility Homes Inc.	145,566	68,875
14,000	Palm Harbor Homes Inc.†	239,100	31,220
5,800	Skyline Corp.	184,265	110,258

		2,726,154	1,162,218

	Metals and Mining — 0.6%
116,600	5N Plus Inc.†	420,658	500,322
8,100	Kaiser Aluminum Corp.	184,141	187,272
2,000	Uranium Resources Inc.†	10,915	940

		615,714	688,534

	Mutual Funds — 0.1%
50,000	KKR Private Equity Investors LP†	140,263	146,500

	Paper and Forest Products — 0.1%
700	Keweenaw Land Association Ltd.	130,662	105,000

	Publishing — 1.0%
185,900	Belo Corp., Cl. A	341,939	113,399
516,100	Journal Communications Inc., Cl. A	1,003,279	387,075
See accompanying notes to financial statements.

GAMCO Westwood Mighty MitesSM Fund
Schedule of Investments (Continued) — March 31, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Publishing (Continued)
200,800	PRIMEDIA Inc.	$364,594	$495,976
115,000	The E.W. Scripps Co., Cl. A	309,440	155,250

		2,019,252	1,151,700

	Real Estate — 0.7%
7,300	Bresler & Reiner Inc.†	225,886	71,211
7,000	Capital Properties Inc., Cl. A	105,410	64,225
6,000	Capital Properties Inc., Cl. B† (a)(b)	0	55,050
10,700	Griffin Land & Nurseries Inc.	277,195	374,500
4,000	Gyrodyne Co. of America Inc.†	76,628	94,260
1,100	Holobeam Inc.†	33,714	8,101
23,300	Reading International Inc., Cl. A†	184,422	81,550
20,400	Reading International Inc., Cl. B†	189,263	86,700
2,508	Royalty LLC† (a)(b)	0	3,985

		1,092,518	839,582

	Restaurants — 0.6%
45,200	Nathan’s Famous Inc.†	500,558	565,000
10,000	The Steak n Shake Co.†	116,209	75,700

		616,767	640,700

	Retail — 1.0%
60,000	Coldwater Creek Inc.†	156,399	150,600
40,000	CoolBrands International Inc.†	56,232	22,843
45,000	Ingles Markets Inc., Cl. A	719,635	671,850
5,000	Movado Group Inc.	68,535	37,700
22,400	The Great Atlantic & Pacific Tea Co. Inc.†	130,394	118,944
4,000	Village Super Market Inc., Cl. A	88,308	124,680

		1,219,503	1,126,617

	Specialty Chemicals — 2.4%
121,300	Ferro Corp.	642,143	173,459
267,226	General Chemical Group Inc.†	59,859	2,539
53,700	Hawkins Inc.	735,694	828,591
1,000	KMG Chemicals Inc.	3,270	5,060
292,150	Omnova Solutions Inc.†	603,429	508,341
122,000	Zep Inc.	1,336,056	1,248,060

		3,380,451	2,766,050

	Telecommunications — 2.0%
1,000	Ambient Corp.†	280	100
19,900	Applied Signal Technology Inc.	330,046	402,577
175	Consolidated Communications Holdings Inc.	3,117	1,795
79,800	D&E Communications Inc.	693,849	428,526
2,000	Electronic Systems Technology Inc.	1,410	540
48,000	HickoryTech Corp.	453,022	258,240
80	Horizon Telecom Inc., Cl. A	9,250	7,760
350	Horizon Telecom Inc., Cl. B	39,964	22,750
1,400	Lexcom Inc., Cl. B, Non-Voting†	78,659	58,800
38,000	New Ulm Telecom Inc.	412,156	250,040
10,000	PNV Inc.†	3	20
7,788	Preformed Line Products Co.	338,590	293,140
18,000	Shenandoah Telecommunications Co.	94,686	410,400
33,000	Sycamore Networks Inc.†	107,085	88,110
2,305	Virgin Media Inc.	31,540	11,064

		2,593,657	2,233,862

	Transportation — 0.4%
8,200	PHI Inc.†	130,182	107,748
8,000	Pinnacle Airlines Corp.†	20,239	11,120
32,000	Providence and Worcester Railroad Co.	507,724	344,000
400	Trailer Bridge Inc.†	4,452	992

		662,597	463,860

	TOTAL COMMON STOCKS	82,873,635	63,442,560

	PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
15,000	Jungheinrich AG Pfd	121,895	160,429

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Business Services — 0.0%
150	Interep National Radio Sales Inc., 4.000% Cv. Pfd., Ser. A (a)(b)(c)†	13,849	0

	Food and Beverage — 0.1%
2,400	Seneca Foods Corp., Cv. Pfd., Ser. 2003†	36,600	50,700

	TOTAL CONVERTIBLE PREFERRED STOCKS	50,449	50,700

	WARRANTS — 0.0%
	Broadcasting — 0.0%
63	Granite Broadcasting Corp., Ser. A, expire 06/04/12†	0	1
63	Granite Broadcasting Corp., Ser. B, expire 06/04/12†	0	1

		0	2

	Business Services — 0.0%
1,666	Avalon Digital Marketing Systems Inc., expire 11/11/11† (a)(b)	0	0

	Energy and Utilities: Electric — 0.0%
15,000	Corning Natural Gas Corp., expire 08/17/11†	0	13,125

	TOTAL WARRANTS	0	13,127

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 46.3%
	U.S. Treasury Bills — 37.2%
$42,234,000	U.S. Treasury Bills, 0.070% to 0.452%††, 04/02/09 to 10/01/09	42,220,372	42,220,984

	U.S. Treasury Cash Management Bills — 6.4%
7,295,000	U.S. Treasury Cash Management Bills, 0.030% to 0.254%††, 04/29/09 to 06/24/09	7,293,122	7,292,873

	U.S. Treasury Notes — 2.7%
3,070,000	4.500%, 04/30/09	3,078,093	3,078,093

	TOTAL U.S. GOVERNMENT OBLIGATIONS	52,591,587	52,591,950

	TOTAL INVESTMENTS — 102.4%	$135,637,566	116,258,766

	Other Assets and Liabilities (Net) — (2.4)%		(2,735,717)

	NET ASSETS — 100.0%		$113,523,049

See accompanying notes to financial statements.

GAMCO Westwood Mighty MitesSM Fund
Schedule of Investments (Continued) — March 31, 2009 (Unaudited)

(a)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2009, the market value of fair valued securities amounted to $189,523 or 0.17% of net assets.

(b)	At March 31, 2009, the Fund held investments in restricted and illiquid securities amounting to $59,035 or 0.05% of net assets, which were valued under methods approved by the Board of Trustees, as follows:

				03/31/09
				Carrying
Acquisition		Acquisition	Acquisition	Value
Shares	Issuer	Date	Cost	Per Unit
1,666	Avalon Digital Marketing Systems Inc., Warrants expire 11/11/11	04/03/00	—	$0.0000
6,000	Capital Properties Inc., Cl. B	11/20/03	—	9.1750
150	Interep National Radio Sales Inc., 4.000% Cv. Pfd., Ser A	05/21/04	$13,849	0.0000
2,508	Royalty LLC	09/09/03	—	1.5889

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the market value of the Rule 144A security amounted to $0 or 0.00% of net assets.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation
See accompanying notes to financial statements.

GAMCO Westwood Equity Fund
Schedule of Investments — March 31, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 98.8%
	Aerospace — 2.8%
85,700	Raytheon Co.	$4,018,919	$3,337,158

	Aviation: Parts and Services — 2.5%
69,900	United Technologies Corp.	4,414,003	3,004,302

	Banking — 5.3%
124,684	JPMorgan Chase & Co.	3,005,423	3,314,101
212,000	Wells Fargo & Co.	4,339,091	3,018,880

		7,344,514	6,332,981

	Business Services — 6.0%
44,200	Accenture Ltd., Cl. A	1,765,650	1,215,058
85,300	Automatic Data Processing Inc.	3,547,861	2,999,148
17,900	MasterCard Inc., Cl. A	2,811,506	2,997,892

		8,125,017	7,212,098

	Communications Equipment — 1.3%
94,300	Cisco Systems Inc.†	2,439,792	1,581,411

	Computer Hardware — 1.3%
15,600	International Business Machines Corp.	1,850,935	1,511,484

	Computer Software and Services — 3.9%
127,000	EMC Corp.†	1,818,403	1,447,800
85,900	Microsoft Corp.	1,691,255	1,577,983
88,000	Oracle Corp.†	1,598,282	1,590,160

		5,107,940	4,615,943

	Consumer Products — 6.5%
54,000	Colgate-Palmolive Co.	3,684,196	3,184,920
36,300	NIKE Inc., Cl. B	2,133,424	1,702,107
80,480	Philip Morris International Inc.	3,923,284	2,863,478

		9,740,904	7,750,505

	Diversified Industrial — 2.5%
77,200	ITT Corp.	3,570,409	2,969,884

	Electronics — 2.6%
85,900	Thermo Fisher Scientific Inc.†	3,195,914	3,064,053

	Energy: Integrated — 8.6%
96,000	Dominion Resources Inc.	4,048,795	2,975,040
65,700	Exelon Corp.	3,884,785	2,982,123
30,300	FPL Group Inc.	1,434,430	1,537,119
72,600	PG&E Corp.	2,926,943	2,774,772

		12,294,953	10,269,054

	Energy: Natural Gas — 1.3%
23,906	Apache Corp.	1,700,044	1,532,136

	Energy: Oil — 15.0%
36,600	Anadarko Petroleum Corp.	1,397,198	1,423,374
53,800	Chevron Corp.	3,973,840	3,617,512
77,200	ConocoPhillips	4,478,949	3,023,152
31,700	Devon Energy Corp.	2,229,001	1,416,673
51,500	Exxon Mobil Corp.	2,588,536	3,507,150
38,535	Murphy Oil Corp.	2,111,164	1,725,212
57,510	Occidental Petroleum Corp.	3,467,939	3,200,431

		20,246,627	17,913,504

	Financial Services — 8.2%
79,700	ACE Ltd.	4,454,709	3,219,880
3,300	BlackRock Inc.	427,696	429,132
104,200	PNC Financial Services Group Inc.	4,459,164	3,052,018
78,000	The Travelers Companies Inc.	3,150,986	3,169,920

		12,492,555	9,870,950

	Food and Beverage — 1.1%
25,600	General Mills Inc.	1,599,137	1,276,928

	Health Care — 12.6%
30,800	Amgen Inc.†	1,754,766	1,525,216
44,700	Becton, Dickinson and Co.	2,870,886	3,005,628
90,900	Covidien Ltd.	4,251,503	3,021,516
59,600	Johnson & Johnson	3,926,873	3,134,960
57,200	Merck & Co. Inc.	1,506,101	1,530,100
67,300	Wyeth	2,702,804	2,896,592

		17,012,933	15,114,012

	Mutual Funds — 2.7%
3,220,961	Dreyfus Treasury Cash Management Fund	3,220,961	3,220,961

	Restaurants — 2.3%
49,900	McDonald’s Corp.	2,748,543	2,723,043

	Retail — 4.7%
105,600	CVS Caremark Corp.	3,347,897	2,902,944
53,300	Wal-Mart Stores Inc.	2,816,778	2,776,930

		6,164,675	5,679,874

	Telecommunications — 4.9%
120,500	AT&T Inc.	. 4,275,696	3,036,600
95,204	Verizon Communications Inc.	3,192,008	2,875,161

		7,467,704	5,911,761

	Transportation — 2.7%
79,400	Union Pacific Corp.	3,536,578	3,264,134

	TOTAL COMMON STOCKS	138,293,057	118,156,176

	TOTAL INVESTMENTS — 98.8%	$138,293,057	118,156,176

	Other Assets and Liabilities (Net) — 1.2%		1,414,398

	NET ASSETS — 100.0%		$119,570,574

†	Non-income producing security.
See accompanying notes to financial statements.

GAMCO Westwood Balanced Fund
Schedule of Investments — March 31, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 62.7%
	Aerospace — 1.8%
58,800	Raytheon Co.	$2,708,897	$2,289,672

	Aviation: Parts and Services — 1.6%
46,500	United Technologies Corp.	2,544,572	1,998,570

	Banking — 3.4%
85,396	JPMorgan Chase & Co.	1,924,070	2,269,826
145,900	Wells Fargo & Co.	2,825,872	2,077,616

		4,749,942	4,347,442

	Business Services — 3.8%
30,300	Accenture Ltd., Cl. A	1,133,791	832,947
56,600	Automatic Data Processing Inc.	2,343,316	1,990,056
12,500	MasterCard Inc., Cl. A	1,963,483	2,093,500

		5,440,590	4,916,503

	Communications Equipment — 0.8%
63,600	Cisco Systems Inc.†	1,664,815	1,066,572

	Computer Hardware — 0.8%
10,900	International Business Machines Corp.	1,093,143	1,056,101

	Computer Software and Services — 2.5%
90,900	EMC Corp.†	1,249,920	1,036,260
60,000	Microsoft Corp.	1,174,871	1,102,200
60,580	Oracle Corp.†	1,115,223	1,094,681

		3,540,014	3,233,141

	Consumer Products — 4.0%
34,900	Colgate-Palmolive Co.	2,264,035	2,058,402
24,100	NIKE Inc., Cl. B	1,314,989	1,130,049
55,520	Philip Morris International Inc.	2,628,283	1,975,401

		6,207,307	5,163,852

	Diversified Industrial — 1.6%
54,390	ITT Corp.	2,562,153	2,092,383

	Electronics — 1.6%
55,500	Thermo Fisher Scientific Inc.†	2,065,556	1,979,685

	Energy: Integrated — 2.4%
62,700	Dominion Resources Inc.	2,582,800	1,943,073
20,900	FPL Group Inc.	989,290	1,060,257

		3,572,090	3,003,330

	Energy: Natural Gas — 0.8%
15,255	Apache Corp.	1,111,303	977,693

	Energy: Oil — 9.5%
25,600	Anadarko Petroleum Corp.	977,315	995,584
37,300	Chevron Corp.	2,722,983	2,508,052
53,100	ConocoPhillips	2,980,647	2,079,396
22,000	Devon Energy Corp.	1,486,965	983,180
35,700	Exxon Mobil Corp.	1,849,766	2,431,170
26,186	Murphy Oil Corp.	1,376,344	1,172,347
36,900	Occidental Petroleum Corp.	2,190,305	2,053,485

		13,584,325	12,223,214

	Financial Services — 5.4%
55,500	ACE Ltd.	2,944,081	2,242,200
2,300	BlackRock Inc.	298,092	299,092
71,500	PNC Financial Services Group Inc.	2,428,757	2,094,235
56,000	The Travelers Companies Inc.	2,276,346	2,275,840

		7,947,276	6,911,367

	Food and Beverage — 0.7%
17,600	General Mills Inc.	1,112,236	877,888

	Health Care — 8.0%
20,300	Amgen Inc.†	1,154,656	1,005,256
31,200	Becton, Dickinson and Co.	2,004,055	2,097,888
62,700	Covidien Ltd.	2,936,803	2,084,148
38,100	Johnson & Johnson .	2,489,204	2,004,060
39,700	Merck & Co. Inc.	1,045,462	1,061,975
45,900	Wyeth	1,784,585	1,975,536

		11,414,765	10,228,863

	Mutual Funds — 0.8%
1,018,203	Dreyfus Treasury Cash Management Fund	1,018,203	1,018,203

	Restaurants — 1.6%
37,500	McDonald’s Corp.	2,062,952	2,046,375

	Retail — 3.2%
77,400	CVS Caremark Corp.	2,372,174	2,127,726
38,900	Wal-Mart Stores Inc.	2,044,944	2,026,690

		4,417,118	4,154,416

	Telecommunications — 3.4%
86,100	AT&T Inc.	2,926,987	2,169,720
72,418	Verizon Communications Inc.	2,407,686	2,187,024

		5,334,673	4,356,744

	Transportation — 1.7%
52,900	Union Pacific Corp.	2,349,008	2,174,719

	Utilities — 3.3%
47,100	Exelon Corp.	2,660,611	2,137,869
53,400	PG&E Corp.	2,085,154	2,040,948

		4,745,765	4,178,817

	TOTAL COMMON STOCKS	91,246,703	80,295,550

Principal
Amount
	CORPORATE BONDS — 12.5%
	Banking — 1.7%
$1,250,000	Bank of America Corp., 5.375%, 06/15/14	1,284,899	1,098,641
1,125,000	Citigroup Inc., 6.500%, 01/18/11	1,166,239	1,076,015

		2,451,138	2,174,656

	Computer Hardware — 0.8%
950,000	International Business Machines Corp., 5.700%, 09/14/17	966,105	985,724

	Computer Software and Services — 0.6%
750,000	Oracle Corp., 4.950%, 04/15/13	750,347	793,316

	Diversified Industrial — 0.9%
1,200,000	General Electric Co., 5.000%, 02/01/13	1,207,731	1,201,169

	Electronics — 0.6%
750,000	Koninklijke Philips Electronics NV, 4.625%, 03/11/13	747,650	743,914

	Energy: Natural Gas — 0.8%
1,000,000	Apache Corp., 5.250%, 04/15/13	999,913	1,036,505

See accompanying notes to financial statements.

GAMCO Westwood Balanced Fund
Schedule of Investments (Continued) — March 31, 2009 (Unaudited)

Principal			Market
Amount		Cost	Value
	CORPORATE BONDS (Continued)
	Energy: Oil — 1.9%
$1,000,000	Anadarko Petroleum Corp., 1.720%, 09/15/09 (a)	$1,000,000	$996,532
500,000	Marathon Oil Corp., 5.900%, 03/15/18	502,662	457,267
1,005,000	Occidental Petroleum Corp., MTN, 4.250%, 03/15/10	1,005,564	1,028,603

		2,508,226	2,482,402

	Financial Services — 1.7%
750,000	ACE INA Holdings Inc., 5.600%, 05/15/15	747,634	700,095
1,450,000	The Goldman Sachs Group Inc., 6.650%, 05/15/09	1,450,323	1,450,323

		2,197,957	2,150,418

	Food and Beverage — 0.7%
950,000	Anheuser-Busch Companies. Inc., 4.375%, 01/15/13	941,866	915,859

	Metals and Mining — 0.6%
750,000	BHP Billiton Finance USA Ltd., 5.500%, 04/01/14	756,157	755,986

	Retail — 1.0%
1,250,000	Wal-Mart Stores Inc., 6.875%, 08/10/09	1,255,698	1,273,455

	Telecommunications — 0.4%
500,000	AT&T Corp., 6.700%, 11/15/13	501,688	534,558

	Transportation — 0.8%
1,000,000	Burlington Northern Santa Fe Corp., Deb., 5.650%, 05/01/17	984,353	985,639

	TOTAL CORPORATE BONDS	16,268,829	16,033,601

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.3%
	Federal Home Loan Bank — 1.0%
1,250,000	4.500%, 10/09/09	1,275,677	1,273,449

	Federal Home Loan Mortgage Corp. — 6.0%
1,500,000	4.250%, 07/15/09	1,497,102	1,516,317
1,500,000	4.125%, 11/30/09	1,511,258	1,531,782
1,500,000	4.750%, 12/08/10	1,494,634	1,587,049
1,250,000	5.125%, 07/15/12	1,241,992	1,378,157
1,500,000	5.250%, 04/18/16	1,481,656	1,699,892

		7,226,642	7,713,197

	Federal National Mortgage Association — 6.3%
1,250,000	2.500%, 04/09/10	1,251,979	1,266,644
1,500,000	4.250%, 08/15/10	1,479,720	1,563,954
1,500,000	5.375%, 11/15/11	1,505,960	1,646,638
1,000,000	4.375%, 09/15/12	1,085,323	1,080,408
1,500,000	5.000%, 04/15/15	1,552,166	1,684,065
775,000	5.375%, 06/12/17	840,642	866,664

		7,715,790	8,108,373

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	16,218,109	17,095,019

	U.S. GOVERNMENT OBLIGATIONS — 10.4%
	U.S. Treasury Inflation Indexed Notes — 4.7%
1,500,000	0.875%, 04/15/10	1,678,991	1,665,301
1,500,000	0.625%, 04/15/13	1,391,133	1,485,091
1,200,000	2.500%, 07/15/16	1,262,063	1,343,432
1,500,000	1.375%, 07/15/18	1,376,056	1,459,795

		5,708,243	5,953,619

	U.S. Treasury Notes — 5.7%
1,250,000	4.000%, 06/15/09	1,254,387	1,260,157
1,000,000	2.625%, 05/31/10	1,000,559	1,023,633
1,500,000	3.375%, 11/30/12	1,497,285	1,610,040
1,500,000	4.000%, 02/15/15	1,476,218	1,678,361
1,500,000	5.125%, 05/15/16	1,508,233	1,789,923

		6,736,682	7,362,114

	TOTAL U.S. GOVERNMENT OBLIGATIONS	12,444,925	13,315,733

	TOTAL INVESTMENTS — 98.9%	$136,178,566	126,739,903

	Other Assets and Liabilities (Net) — 1.1%		1,356,575

	NET ASSETS — 100.0%		$128,096,478

(a)	Floating rate security. The rate disclosed is that in effect at March 31, 2009.

†	Non-income producing security.

MTN Medium Term Note
See accompanying notes to financial statements.

GAMCO Westwood Intermediate Bond Fund
Schedule of Investments — March 31, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 9.7%
	Mutual Funds — 9.7%
1,436,412	Dreyfus Treasury Cash Management Fund	$1,436,412	$1,436,412

Principal
Amount
	CORPORATE BONDS — 32.2%
	Aerospace — 1.4%
$200,000	The Boeing Co., 6.000%, 03/15/19	205,526	205,800

	Banking — 3.2%
300,000	Bank of America Corp., 5.375%, 06/15/14	308,376	263,674
225,000	Citigroup Inc., 6.500%, 01/18/11	233,122	215,203

		541,498	478,877

	Computer Hardware — 1.4%
200,000	International Business Machines Corp., 5.700%, 09/14/17	203,390	207,521

	Computer Software and Services — 1.1%
150,000	Oracle Corp., 4.950%, 04/15/13	149,957	158,663

	Consumer Products — 1.1%
150,000	Philip Morris International Inc., 6.875%, 03/17/14	150,796	162,513

	Diversified Industrial — 1.7%
250,000	General Electric Co., 5.000%, 02/01/13	251,610	250,244

	Electronics — 1.3%
200,000	Koninklijke Philips Electronics NV, 4.625%, 03/11/13	199,384	198,377

	Energy and Utilities: Natural Gas — 1.4%
200,000	Apache Corp., 5.250%, 04/15/13	199,648	207,301

	Energy and Utilities: Oil — 3.7%
200,000	Anadarko Petroleum Corp., 1.720%, 09/15/09 (a)	200,000	199,306
125,000	Marathon Oil Corp., 5.900%, 03/15/18	125,665	114,317
225,000	Occidental Petroleum Corp., MTN, 4.250%, 03/15/10	225,000	230,284

		550,665	543,907

	Financial Services — 8.1%
175,000	ACE INA Holdings Inc., 5.600%, 05/15/15	174,448	163,355
200,000	American Express Credit Corp., MTN, 0.716%, 06/16/11 (a)	200,000	173,869
260,000	International Bank for Reconstruction & Development, 8.625%, 10/15/16	305,294	357,271
275,000	Merrill Lynch & Co. Inc., MTN, Series C, 5.000%, 01/15/15	275,177	211,418
300,000	The Goldman Sachs Group Inc., 6.650%, 05/15/09	300,312	300,312

		1,255,231	1,206,225

	Food and Beverage — 1.6%
250,000	Anheuser-Busch Companies. Inc., 4.375%, 01/15/13	247,865	241,016

	Metals and Mining — 1.4%
200,000	BHP Billiton Finance USA Ltd., 5.500%, 04/01/14	201,642	201,596

	Retail — 1.4%
200,000	Wal-Mart Stores Inc., 6.875%, 08/10/09	200,912	203,753

	Telecommunications — 1.3%
175,000	AT&T Corp., 6.700%, 11/15/13	175,591	187,095

	Transportation — 2.1%
200,000	Burlington Northern Santa Fe Corp., Deb., 5.650%, 05/01/17	199,159	197,128

Principal			Market
Amount		Cost	Value
$125,000	CSX Corp., 6.250%, 04/01/15	$124,938	$113,770

		324,097	310,898

	TOTAL CORPORATE BONDS	4,857,812	4,763,786

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 36.8%
	Federal Home Loan Bank — 5.0%
275,000	4.500%, 10/09/09	280,649	280,159
175,000	3.875%, 01/15/10	173,469	179,053
250,000	5.375%, 05/18/16	251,264	284,288

		705,382	743,500

	Federal Home Loan Mortgage Corp. — 6.0%
250,000	5.125%, 07/15/12	259,695	275,631
225,000	5.000%, 07/15/14	253,487	252,628
325,000	5.250%, 04/18/16	367,718	368,310

		880,900	896,569

	Federal National Mortgage Association — 21.5%
250,000	4.250%, 05/15/09	249,890	249,890
300,000	2.500%, 04/09/10	300,475	303,994
325,000	4.250%, 08/15/10	326,905	338,857
350,000	3.375%, 05/19/11	363,634	364,629
350,000	5.375%, 11/15/11	361,369	384,215
250,000	4.375%, 09/15/12	271,331	270,102
375,000	4.375%, 03/15/13	407,314	406,822
300,000	5.000%, 04/15/15	311,973	336,813
275,000	5.375%, 06/12/17	298,292	307,526
103,808	Pool #745122, 5.500%, 09/01/20	103,554	108,746
108,419	Pool #255554, 5.500%, 01/01/35	109,959	112,883

		3,104,696	3,184,477

	Government National Mortgage Association — 4.3%
62,391	Pool #562288, 6.000%, 12/15/33	63,490	65,634
113,323	Pool #604946, 5.500%, 01/15/34	114,808	118,364
99,999	Pool #604970, 5.500%, 01/15/34	101,032	104,447
139,359	Pool #003747, 5.000%, 08/20/35	138,143	144,766
189,283	Pool #550728, 5.500%, 11/15/35	189,621	197,585

		607,094	630,796

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	5,298,072	5,455,342

	U.S. GOVERNMENT OBLIGATIONS — 21.7%
	U.S. Treasury Bonds — 3.7%
250,000	7.125%, 02/15/23	302,184	351,641
150,000	5.375%, 02/15/31	168,331	189,164

		470,515	540,805

	U.S. Treasury Inflation Indexed Notes — 8.3%
275,000	0.875%, 04/15/10	307,904	305,305
325,000	0.625%, 04/15/13	300,964	321,770
275,000	2.500%, 07/15/16	289,223	307,870
300,000	1.375%, 07/15/18	274,805	291,959

		1,172,896	1,226,904

	U.S. Treasury Notes — 9.7%
200,000	4.000%, 06/15/09	200,702	201,625
300,000	2.000%, 09/30/10	300,336	306,082
300,000	4.250%, 08/15/15	298,857	341,906
250,000	5.125%, 05/15/16	254,697	298,321
275,000	3.500%, 02/15/18	275,400	295,196

		1,329,992	1,443,130

	TOTAL U.S. GOVERNMENT OBLIGATIONS	2,973,403	3,210,839

	TOTAL INVESTMENTS — 100.4%	$14,565,699	14,866,379

	Other Assets and Liabilities (Net) — (0.4)%		(58,584)

	NET ASSETS — 100.0%		$14,807,795

(a)	Floating rate security. The rate disclosed is that in effect at March 31, 2009.

MTN Medium Term Note
See accompanying notes to financial statements.

GAMCO Westwood SmallCap Equity Fund
Schedule of Investments — March 31, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 98.6%
	Aerospace — 2.0%
2,400	AAR Corp.†	$37,301	$30,096
4,200	Hexcel Corp.†	70,195	27,594
3,500	Kaman Corp.	66,280	43,890
2,050	Ladish Co. Inc.†	46,518	14,883

		220,294	116,463

	Automotive: Parts and Accessories — 0.5%
3,850	Midas Inc.†	57,862	30,492

	Aviation: Parts and Services — 0.6%
2,500	Ducommun Inc.	50,904	36,350

	Building and Construction — 0.3%
1,050	Chicago Bridge & Iron Co., NV	32,157	6,584
850	Insituform Technologies Inc., Cl. A†	12,758	13,294

		44,915	19,878

	Business Services — 3.6%
1,050	Ascent Media Corp., Cl. A†	24,024	26,250
5,464	Bowne & Co. Inc.	59,422	17,539
7,043	Edgewater Technology Inc.†	47,384	19,720
4,381	Federal Signal Corp.	52,055	23,088
2,400	Healthcare Services Group	41,403	35,928
2,850	Mine Safety Appliances Co.	75,166	57,057
1,300	Tetra Tech Inc.†	27,749	26,494

		327,203	206,076

	Communications Equipment — 1.6%
2,700	Network Equipment Technologies Inc.†	9,405	9,558
3,700	Plantronics Inc.	65,913	44,659
10,800	Symmetricom Inc.†	43,943	37,800

		119,261	92,017

	Computer Hardware — 1.6%
2,400	Electronics for Imaging Inc.†	35,161	23,520
950	Logitech International SA†	12,779	9,766
5,550	QLogic Corp.†	75,209	61,716

		123,149	95,002

	Computer Software and Services — 7.1%
2,050	ACI Worldwide Inc.†	34,884	38,437
7,800	Lawson Software Inc.†	55,320	33,150
3,800	Macrovision Solutions Corp.†	61,110	67,602
5,700	Magma Design Automation Inc.†	35,620	4,275
5,850	Mercury Computer Systems Inc.†	45,195	32,350
5,900	MSC.Software Corp.†	59,955	33,276
4,500	Omnicell Inc.†	49,118	35,190
4,050	Parametric Technology Corp.†	69,946	40,419
10,250	Phoenix Technologies Ltd.†	51,991	16,605
650	Progress Software Corp.†	12,546	11,284
8,600	Saba Software Inc.†	26,510	14,534
45,250	Safeguard Scientifics Inc.†	53,216	24,888
6,900	THQ Inc.†	101,188	20,976
7,567	Tier Technologies Inc., Cl. B†	69,984	35,035

		726,583	408,021

	Consumer Products — 1.1%
1,400	Jarden Corp.†	26,156	17,738
3,400	Knoll Inc.	45,164	20,842
1,700	Pactiv Corp.†	37,600	24,803

		108,920	63,383

	Consumer Services — 0.1%
350	Brink’s Home Security Holdings Inc.†	7,631	7,910

	Diversified Industrial — 3.8%
1,656	Barnes Group Inc.	43,831	17,703
1,860	Columbus McKinnon Corp.†	47,224	16,219
4,788	Griffon Corp.†	41,704	35,910
1,400	Hawk Corp., Cl. A†	20,110	16,170
3,850	Littelfuse Inc.†	106,826	42,312
3,200	Sealed Air Corp.	62,298	44,160
250	Texas Industries Inc.	7,378	6,250
2,600	Tredegar Corp.	36,867	42,458

		366,238	221,182

	Educational Services — 0.9%
1,200	Corinthian Colleges Inc.†	15,858	23,340
5,950	Princeton Review Inc.†	38,424	25,883

		54,282	49,223

	Electronics — 22.5%
500	Analogic Corp.	13,185	16,010
6,650	Avnet Inc.†	157,606	116,441
3,150	BTU International Inc.†	28,037	10,552
1,200	Coherent Inc.†	37,431	20,700
3,650	CTS Corp.	38,496	13,176
3,800	Electro Scientific Industries Inc.†	56,804	22,496
1,400	FARO Technologies Inc.†	34,061	18,816
20,150	GSI Group Inc.†	99,291	19,142
7,150	International Rectifier Corp.†	112,460	96,596
10,000	Keithley Instruments Inc.	67,392	33,900
10,627	LeCroy Corp.†	92,874	33,369
15,700	Merix Corp.†	36,225	4,396
1,300	MKS Instruments Inc.†	28,850	19,071
9,200	Molex Inc.	179,105	126,408
11,550	Newport Corp.†	107,655	51,051
2,200	OSI Systems Inc.†	46,594	33,572
3,650	Park Electrochemical Corp.	78,490	63,072
5,400	Pericom Semiconductor Corp.†	48,016	39,474
8,400	Radisys Corp.†	71,166	50,904
9,150	TTM Technologies Inc.†	89,990	53,070
3,000	Varian Inc.†	108,165	71,220
4,300	Varian Semiconductor Equipment Associates Inc.†	111,917	93,138
26,650	Vishay Intertechnology Inc.†	187,853	92,742
3,700	Zebra Technologies Corp., Cl. A†	111,943	70,374
14,900	Zoran Corp.†	133,196	131,120

		2,076,802	1,300,810

	Energy and Utilities — 5.5%
2,100	BJ Services Co.	25,536	20,895
1,450	Goodrich Petroleum Corp†	43,532	28,072
1,600	Hercules Offshore Inc.†	6,479	2,528
300	Newfield Exploration Co.†	7,117	6,810
200	Oceaneering International Inc.†	5,838	7,374
3,600	Petrohawk Energy Corp.†	70,012	69,228
3,400	Pride International Inc.†	60,108	61,132
3,100	Superior Energy Services Inc.†	51,605	39,959
8,800	Superior Well Services Inc.†	132,818	45,144
4,300	Tesco Corp.†	38,672	33,626

		441,717	314,768

	Entertainment — 0.6%
2,000	Discovery Communications Inc., Cl. A†	24,335	32,040

	Equipment and Supplies — 4.5%
2,150	Cohu Inc.	31,867	15,480
7,400	Gerber Scientific Inc.†	71,460	17,686
3,100	IDEX Corp.	89,836	67,797
4,100	John Bean Technologies Corp.	40,093	42,886
1,850	Robbins & Myers Inc.	36,264	28,064
2,800	Tennant Co.	87,794	26,236
2,004	The Toro Co.	82,395	48,457
1,750	Vicor Corp.	17,181	8,558
200	Watsco Inc.	7,210	6,806

		464,100	261,970

See accompanying notes to financial statements.

GAMCO Westwood SmallCap Equity Fund
Schedule of Investments (Continued) — March 31, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Financial Services — 6.6%
1,450	Aspen Insurance Holdings Ltd.	$34,024	$32,567
2,600	Brown & Brown Inc.	45,533	49,166
1,750	Danvers Bancorp Inc.	20,319	24,167
6,850	FBR Capital Markets Corp.†	35,763	22,536
1,300	KBW Inc.†	30,256	26,455
2,000	Knight Capital Group Inc., Cl. A†	32,743	29,480
1,750	Max Capital Group Ltd.	38,221	30,170
4,900	Meadowbrook Insurance Group Inc.	28,531	29,890
2,950	NewAlliance Bancshares Inc.	36,638	34,633
1,150	Northfield Bancorp Inc.	14,858	12,569
2,900	Sterling Bancorp.	34,295	28,710
2,300	Viewpoint Financial Group	34,953	27,669
3,750	Westfield Financial Inc.	35,041	33,000

		421,175	381,012

	Food and Beverage — 1.3%
5,600	Smart Balance Inc.†	33,856	33,824
3,350	The Cheesecake Factory Inc.†	52,959	38,357

		86,815	72,181

	Health Care — 4.0%
1,050	AMN Healthcare Services Inc.†	18,118	5,355
3,200	AngioDynamics Inc.†	44,487	35,968
1,000	Assisted Living Concepts Inc., Cl. A†	28,102	13,560
3,900	Home Diagnostics Inc.†	30,526	22,113
1,500	Kindred Healthcare Inc.†	34,604	22,425
1,750	Omnicare Inc.	48,337	42,858
1,500	PharMerica Corp.†	33,426	24,960
2,175	Rochester Medical Corp.†	24,766	23,969
2,600	Skilled Healthcare Group Inc., Cl. A†	35,713	21,346
2,400	Sun Healthcare Group Inc.†	39,554	20,256

		337,633	232,810

	Machinery — 2.6%
700	Badger Meter Inc.	18,261	20,223
1,150	Dynamic Materials Corp.	33,061	10,534
22,950	Flow International Corp.†	110,334	37,179
1,250	Gardner Denver Inc.†	53,673	27,175
2,050	Lydall Inc.†	28,559	6,088
3,950	Trinity Industries Inc.	93,515	36,103
750	Watts Water Technologies Inc., Cl. A	18,436	14,670

		355,839	151,972

	Metals and Mining — 0.9%
2,700	5N Plus Inc.†	12,937	11,586
950	Franco-Nevada Corp.	19,313	20,510
2,900	Red Back Mining Inc.†	18,522	18,746

		50,772	50,842

	Publishing — 1.3%
6,400	Belo Corp., Cl. A	24,807	3,904
3,900	Journal Communications Inc., Cl. A	18,539	2,925
2,200	Meredith Corp.	60,750	36,608
2,100	Scholastic Corp.	23,991	31,647

		128,087	75,084

	Restaurants — 0.2%
5,200	Morton’s Restaurant Group Inc.†	33,000	13,884

	Retail — 3.1%
3,000	American Eagle Outfitters Inc.	41,940	36,720
2,000	AnnTaylor Stores Corp.†	46,183	10,400
5,650	J. Crew Group Inc.†	171,143	74,467
12,300	Saks Inc.†	73,762	23,001
1,500	Tiffany & Co.	40,703	32,340

		373,731	176,928

	Semiconductors — 16.8%
14,200	Advanced Analogic Technologies Inc.†	65,396	51,120
9,100	ATMI Inc.†	175,275	140,413
6,400	Brooks Automation Inc.†	50,474	29,504
2,850	California Micro Devices Corp.†	8,835	6,925
6,700	Cascade Microtech Inc.†	42,557	21,641
46,800	Entegris Inc.†	181,388	40,248
7,700	FormFactor Inc.†	130,221	138,754
21,200	FSI International Inc.†	18,248	6,848
17,100	Integrated Device Technology Inc.†	135,486	77,805
18,650	Kulicke & Soffa Industries Inc.†	78,735	48,863
6,600	Microsemi Corp.†	90,928	76,560
5,900	MoSys Inc.†	23,810	11,210
5,850	O2Micro International Ltd.†	29,532	20,007
14,400	ON Semiconductor Corp.†	106,053	56,160
6,950	PLX Technology Inc.†	45,126	15,082
34,450	RF Micro Devices Inc.†	72,787	45,818
4,100	Silicon Image Inc.†	27,055	9,840
1,250	Silicon Laboratories Inc.†	40,324	33,000
1,600	Skyworks Solutions Inc.†	11,352	12,896
16,950	Ultra Clean Holdings Inc.†	73,853	18,137
1,550	Ultratech Inc.†	20,411	19,360
9,950	Veeco Instruments Inc.†	119,971	66,367
3,000	Verigy Ltd.†	62,663	24,750

		1,610,480	971,308

	Specialty Chemicals — 5.1%
3,300	American Vanguard Corp.	36,070	42,570
2,750	Arch Chemicals Inc.	82,493	52,140
8,469	Ferro Corp.	129,227	12,111
5,425	H.B. Fuller Co.	133,965	70,525
4,650	Material Sciences Corp.†	36,596	2,511
2,700	Olin Corp.	60,345	38,529
3,300	Penford Corp.	46,683	11,979
2,600	Valspar Corp.	53,340	51,922
1,050	Zep Inc.	15,835	10,742

		594,554	293,029

	Telecommunications — 0.4%
4,100	HickoryTech Corp.	39,234	22,058

	TOTAL COMMON STOCKS	9,245,516	5,696,693

	TOTAL INVESTMENTS — 98.6%	$9,245,516	5,696,693

	Other Assets and Liabilities (Net) — 1.4%		80,466

	NET ASSETS — 100.0%		$5,777,159

†	Non-income producing security.
See accompanying notes to financial statements.

GAMCO Westwood Income Fund
Schedule of Investments — March 31, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 75.9%
	Banking — 4.0%
9,000	U.S. Bancorp	$297,267	$131,490
4,150	Valley National Bancorp	89,044	51,335

		386,311	182,825

	Business Services — 1.1%
2,000	Paychex Inc.	88,857	51,340

	Computer Hardware — 2.3%
1,000	Apple Inc.†	91,126	105,120

	Diversified Industrial — 3.5%
13,000	General Electric Co.	365,533	131,430
1,000	Honeywell International Inc.	42,208	27,860

		407,741	159,290

	Electronics — 2.6%
8,000	Intel Corp.	188,828	120,400

	Energy and Utilities: Integrated — 4.6%
1,000	BP plc, ADR	75,428	40,100
6,000	National Oilwell Varco Inc.†	317,779	172,260

		393,207	212,360

	Energy and Utilities: Natural Gas — 2.6%
8,500	Spectra Energy Corp.	221,225	120,190

	Energy and Utilities: Oil — 6.5%
2,000	Chevron Corp.	169,778	134,480
3,000	ConocoPhillips	240,082	117,480
1,000	Devon Energy Corp.	47,079	44,690

		456,939	296,650

	Energy and Utilities: Services — 2.6%
6,000	Halliburton Co.	214,955	92,820
1,000	Noble Corp.	49,008	24,090

		263,963	116,910

	Financial Services — 9.7%
10,000	Discover Financial Services	110,731	63,100
9,000	H&R Block Inc.	197,560	163,710
2,000	State Street Corp.	97,345	61,560
2,500	The Bank of New York Mellon Corp.	86,260	70,625
6,000	Wells Fargo & Co.	193,140	85,440

		685,036	444,435

	Food and Beverage — 10.1%
7,000	ConAgra Foods Inc.	174,145	118,090
3,761	General Mills Inc.	221,761	187,599
7,000	Kraft Foods Inc., Cl. A	231,325	156,030

		627,231	461,719

	Health Care — 8.2%
15,000	Pfizer Inc.	387,232	204,300
4,000	Wyeth	201,908	172,160

		589,140	376,460

	Paper and Forest Products — 0.9%
6,000	International Paper Co.	166,722	42,240

	Retail — 2.6%
5,000	The Home Depot Inc.	198,531	117,800

	Specialty Chemicals — 2.4%
5,000	E. I. du Pont de Nemours and Co.	250,408	111,650

	Telecommunications — 12.2%
8,000	AT&T Inc.	270,305	201,600
3,000	Embarq Corp.	130,007	113,550
8,000	Verizon Communications Inc.	332,998	241,600

		733,310	556,750

	TOTAL COMMON STOCKS	5,748,575	3,476,139

	PREFERRED STOCKS — 12.9%
	Broadcasting — 2.8%
9,000	CBS Corp., 7.250% Pfd.	227,727	127,800

	Financial Services — 10.1%
12,000	Bank One Capital Trust VI, 7.200% Pfd.	305,738	237,480
6,300	General Electric Capital Corp., 5.875% Pfd.	154,617	120,015
5,900	Wells Fargo Capital Trust IV, 7.000% Pfd.	150,504	105,197

		610,859	462,692

	TOTAL PREFERRED STOCKS	838,586	590,492

	CONVERTIBLE PREFERRED STOCKS — 2.8%
	Financial Services — 2.8%
500	Alleghany Corp., 5.750% Cv. Pfd.	139,920	127,298

Principal
Amount
	CORPORATE BONDS — 11.3%
	Energy and Utilities: Oil — 6.5%
$300,000	Anadarko Petroleum Corp., 1.720%, 09/15/09 (a)	300,089	298,960

	Financial Services — 4.8%
250,000	American Express Credit Corp., MTN, 0.716%, 06/16/11 (a)	250,000	217,337

	TOTAL CORPORATE BONDS	550,089	516,297

	TOTAL INVESTMENTS — 102.9%	$7,277,170	4,710,226

	Other Assets and Liabilities (Net) — (2.9)%		(133,551)

	NET ASSETS — 100.0%		$4,576,675

(a)	Floating rate security. The rate disclosed is that in effect at March 31, 2009.

†	Non-income producing security.

ADR	American Depositary Receipt

MTN	Medium Term Note
See accompanying notes to financial statements.

GAMCO Westwood Funds
Statements of Assets and Liabilities
March 31, 2009 (Unaudited)

	Mighty	Equity	Balanced	Intermediate	SmallCap	Income
	MitesSM Fund	Fund	Fund	Bond Fund	Equity Fund	Fund
Assets:
Investments, at value (cost $135,637,566, $138,293,057, $136,178,566, $14,565,699, $9,245,516, and $7,277,170, respectively)	$116,258,766	$118,156,176	$126,739,903	$14,866,379	$5,696,693	$4,710,226
Cash	—	—	—	—	80,815	—
Receivable for Fund shares sold	1,711,632	957,874	270,464	18,020	316	23
Receivable for investments sold	274,604	1,731,709	1,248,864	—	19,381	—
Receivable from Adviser	—	—	—	—	7,405	4,367
Dividends and interest receivable	127,980	213,541	685,644	147,484	3,811	7,979
Prepaid expenses	33,267	25,753	33,497	25,651	22,146	20,725
Other assets	—	563	884	2,517	2,415	—

Total Assets	118,406,249	121,085,616	128,979,256	15,060,051	5,832,982	4,743,320

Liabilities:
Payable to custodian	61,770	—	—	—	—	101,480
Payable for investments purchased	4,289,069	722,475	495,297	206,159	23,491	—
Payable for Fund shares redeemed	224,032	561,077	196,989	10,347	757	28,162
Distributions payable	—	—	—	8,518	—	—
Payable for investment advisory fees	101,617	96,597	79,386	1,050	—	—
Payable for distribution fees	36,543	25,298	29,405	3,610	1,261	1,086
Payable for accounting fees	25,000	3,750	3,750	—	—	—
Payable for legal and audit fees	48,155	24,320	23,847	19,845	24,648	21,192
Payable for shareholder communications expenses	18,038	40,539	32,369	44	2,966	6,658
Payable for shareholder services fees	43,221	40,727	21,368	2,547	2,700	2,864
Other accrued expenses	35,755	259	367	136	—	5,203

Total Liabilities	4,883,200	1,515,042	882,778	252,256	55,823	166,645

Net Assets	$113,523,049	$119,570,574	$128,096,478	$14,807,795	$5,777,159	$4,576,675

Net Assets Consist of:
Paid-in capital, at $0.001 par value	$133,940,008	$180,428,244	$159,635,880	$14,403,164	$17,471,512	$9,154,467
Accumulated net investment income/(loss)	(179,282)	490,559	3,357	(2,875)	(12,032)	(33)
Accumulated net realized gain/(loss) on investments and foreign currency transactions	(858,978)	(41,211,348)	(22,104,096)	106,826	(8,133,498)	(2,010,815)
Net unrealized appreciation/(depreciation) on investments	(19,378,800)	(20,136,881)	(9,438,663)	300,680	(3,548,823)	(2,566,944)
Net unrealized appreciation on foreign currency translations	101	—	—	—	—	—

Net Assets	$113,523,049	$119,570,574	$128,096,478	$14,807,795	$5,777,159	$4,576,675

Shares of Beneficial Interest:
Class AAA:
Net assets	$94,714,596	$114,081,478	$117,764,912	$13,163,920	$5,070,888	$4,258,788

Shares of beneficial interest outstanding; unlimited number of shares authorized	9,656,310	18,548,103	14,147,828	1,169,475	727,470	786,055

Net Asset Value, offering, and redemption price per share	$9.81	$6.15	$8.32	$11.26	$6.97	$5.42

Class A:
Net assets	$5,428,826	$4,184,238	$5,234,049	$613,376	$462,074	$73,663

Shares of beneficial interest outstanding; unlimited number of shares authorized	560,084	682,186	626,211	54,499	66,947	13,150

Net Asset Value and redemption price per share	$9.69	$6.13	$8.36	$11.25	$6.90	$5.60

Maximum offering price per share (NAV÷.96, based on maximum sales charge of 4.00% of the offering price)	$10.09	$6.39	$8.71	$11.72	$7.19	$5.83

Class B:
Net assets	$113,023	$4,826	$90,209	$128,897	$2,995	$59.5

Shares of beneficial interest outstanding; unlimited number of shares authorized	12,298	800	10,704	11,454	451	10.4

Net Asset Value and offering price per share (a)	$9.19	$6.03	$8.43	$11.25	$6.64	$5.72

Class C:
Net assets	$6,014,470	$738,526	$3,806,222	$546,882	$108,076	$199,010

Shares of beneficial interest outstanding; unlimited number of shares authorized	658,766	123,209	451,137	51,068	16,419	33,229

Net Asset Value and offering price per share (a)	$9.13	$5.99	$8.44	$10.71	$6.58	$5.99

Class I:
Net assets	$7,252,134	$561,506	$1,201,086	$354,720	$133,126	$45,155

Shares of beneficial interest outstanding; unlimited number of shares authorized	736,678	91,208	144,378	31,490	19,043	8,331

Net Asset Value, offering, and redemption price per share	$9.84	$6.16	$8.32	$11.26	$6.99	$5.42

(a)	Redemption price varies based on the length of time held.
See accompanying notes to financial statements.

GAMCO Westwood Funds
Statements of Operations
For the Six Months Ended March 31, 2009 (Unaudited)

	Mighty	Equity	Balanced	Intermediate	SmallCap	Income
	MitesSM Fund	Fund	Fund	Bond Fund	Equity Fund	Fund
Investment Income:
Dividends (net of foreign taxes of $468, $0, $0, $0, $19, and $0, respectively)	$330,632	$2,146,086	$1,330,854	$14,439	$36,898	$174,929
Interest	74,611	—	796,136	192,318	61	8,348

Total Investment Income	405,243	2,146,086	2,126,990	206,757	36,959	183,277

Expenses:
Investment advisory fees	326,254	666,443	496,395	39,721	31,879	27,914
Distribution fees — Class AAA	65,702	160,187	154,294	14,852	6,885	6,503
Distribution fees — Class A	13,450	9,650	12,911	726	1,537	110
Distribution fees — Class B	631	28	475	469	17	1
Distribution fees — Class C	23,332	3,342	12,076	2,578	615	1,303
Accounting fees	22,500	22,500	22,500	—	—	—
Custodian fees	18,196	13,597	13,992	3,634	9,278	4,809
Interest expense	170	63	—	—	87	1,058
Legal and audit fees	22,716	25,148	24,456	17,699	20,386	17,508
Registration expenses	18,143	33,577	19,603	15,812	15,908	20,183
Shareholder communications expenses	22,546	45,712	36,151	1,819	5,069	5,475
Shareholder services fees	41,789	86,010	49,831	6,249	6,544	5,867
Trustees’ fees	2,200	5,247	4,723	440	246	244
Miscellaneous expenses	5,742	10,314	9,474	5,792	3,805	3,825

Total Expenses	583,371	1,081,818	856,881	109,791	102,256	94,800

Less:
Expense reimbursements (see Note 3)	—	—	—	(38,234)	(53,251)	(48,023)
Custodian fee credits	(56)	(13,348)	(13,511)	(3,281)	(14)	(3,968)

Total Reimbursements and Credits	(56)	(13,348)	(13,511)	(41,515)	(53,265)	(51,991)

Net Expenses	583,315	1,068,470	843,370	68,276	48,991	42,809

Net Investment Income/(Loss)	(178,072)	1,077,616	1,283,620	138,481	(12,032)	140,468

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain/(loss) on investments	(571,401)	(39,118,307)	(21,166,837)	103,035	(1,048,433)	(997,129)
Net realized gain on foreign currency transactions	70	—	—	—	—	—

Net realized gain/(loss) on investments and foreign currency transactions	(571,331)	(39,118,307)	(21,166,837)	103,035	(1,048,433)	(997,129)

Net change in unrealized appreciation/(depreciation) on investments	(17,671,736)	(19,576,494)	(9,605,713)	381,503	(3,108,526)	(1,373,268)
Net change in unrealized appreciation/(depreciation) on foreign currency translations	(294)	—	—	(27)	—	—

Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(17,672,030)	(19,576,494)	(9,605,713)	381,476	(3,108,526)	(1,373,268)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(18,243,361)	(58,694,801)	(30,772,550)	484,511	(4,156,959)	(2,370,397)

Net Increase/(Decrease) in Net Assets Resulting from Operations	$(18,421,433)	$(57,617,185)	$(29,488,930)	$622,992	$(4,168,991)	$(2,229,929)

See accompanying notes to financial statements.

GAMCO Westwood Funds
Statements of Changes in Net Assets

	Mighty MitesSM Fund		Equity Fund
	For the Six	For the	For the Six	For the
	Months Ended	Year Ended	Months Ended	Year Ended
	March 31, 2009	September 30,	March 31, 2009	September 30,
	(Unaudited)	2008	(Unaudited)	2008
Operations:
Net investment income/(loss)	$(178,072)	$(48,604)	$1,077,616	$1,373,858
Net realized gain/(loss) on investments and foreign currency transactions	(571,331)	1,925,120	(39,118,307)	(1,553,069)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(17,672,030)	(10,388,513)	(19,576,494)	(32,856,852)

Net Decrease in Net Assets Resulting from Operations	(18,421,433)	(8,511,997)	(57,617,185)	(33,036,063)

Distributions to Shareholders:
Net investment income
Class AAA	—	(173,195)	(1,644,996)	(788,363)
Class A	—	(20,881)	(23,479)	(14,656)
Class C	—	(2,086)	(3,498)	—
Class I	—	—	(9,480)	—

	—	(196,162)	(1,681,453)	(803,019)

Net realized gain
Class AAA	(1,377,796)	(4,398,562)	—	(23,536,496)
Class A	(162,117)	(427,184)	—	(594,524)
Class B	(3,965)	(37,625)	—	(2,963)
Class C	(122,538)	(219,499)	—	(43,046)
Class I	(51,718)	—	—	—

	(1,718,134)	(5,082,870)	—	(24,177,029)

Total Distributions to Shareholders	(1,718,134)	(5,279,032)	(1,681,453)	(24,980,048)

Shares of Beneficial Interest Transactions:
Proceeds from shares issued in connection with the Reorganization Class AAA (see Note 9)	41,451,718	—	—	—

	41,451,718	—	—	—

Proceeds from shares issued
Class AAA	30,554,599	31,088,927	29,402,387	56,113,757
Class A	3,607,186	7,562,274	2,269,284	7,236,476
Class B	—	15	—	—
Class C	3,658,175	3,724,307	315,427	717,153
Class I	7,329,348	963,567	112,501	984,430

	45,149,308	43,339,090	32,099,599	65,051,816

Proceeds from reinvestment of distributions
Class AAA	1,223,207	4,129,014	1,531,245	23,304,371
Class A	146,050	429,306	21,494	604,502
Class B	3,964	37,512	—	1,929
Class C	92,652	193,520	3,497	42,305
Class I	21,432	—	9,480	—

	1,487,305	4,789,352	1,565,716	23,953,107

Cost of shares redeemed
Class AAA	(17,689,996)	(15,832,340)	(27,731,754)	(45,590,193)
Class A	(2,734,506)	(2,956,021)	(1,504,920)	(4,355,199)
Class B	(16,052)	(197,245)	(4,814)	(5,786)
Class C	(990,921)	(595,613)	(39,443)	(172,081)
Class I	(670,021)	(43,498)	(85,690)	(77,851)

	(22,101,496)	(19,624,717)	(29,366,621)	(50,201,110)

Net Increase in Net Assets from Shares of Beneficial Interest Transactions	65,986,835	28,503,725	4,298,694	38,803,813

Redemption Fees	552	1,648	—	—

Net Increase/(Decrease) in Net Assets	45,847,820	14,714,344	(54,999,944)	(19,212,298)
Net Assets:
Beginning of period	67,675,229	52,960,885	174,570,518	193,782,816

End of period	$113,523,049	$67,675,229	$119,570,574	$174,570,518

Undistributed net investment income	—	—	$490,559	$1,094,396

See accompanying notes to financial statements.

GAMCO Westwood Funds
Statements of Changes in Net Assets (Continued)

	Balanced Fund		Intermediate Bond Fund
	For the Six	For the	For the Six	For the
	Months Ended	Year Ended	Months Ended	Year Ended
	March 31, 2009	September 30,	March 31, 2009	September 30,
	(Unaudited)	2008	(Unaudited)	2008
Operations:
Net investment income	$1,283,620	$2,784,981	$138,481	$365,893
Net realized gain/(loss) on investments	(21,166,837)	150,087	103,035	42,191
Net change in unrealized appreciation/(depreciation) on investments	(9,605,713)	(16,151,151)	381,476	(75,649)

Net Increase/(Decrease) in Net Assets Resulting from Operations	(29,488,930)	(13,216,083)	622,992	332,435

Distributions to Shareholders:
Net investment income
Class AAA	(1,218,360)	(2,719,978)	(127,649)	(329,078)
Class A	(45,019)	(91,923)	(4,021)	(2,394)
Class B	(576)	(1,568)	(627)	(1,579)
Class C	(16,861)	(13,621)	(3,688)	(28,066)
Class I	(14,149)	(16,935)	(4,065)	(4,776)

	(1,294,965)	(2,844,025)	(140,050)	(365,893)

Net realized gain
Class AAA	(675,615)	(11,110,478)	—	—
Class A	(27,603)	(405,420)	—	—
Class B	(524)	(14,126)	—	—
Class C	(10,546)	(71,581)	—	—
Class I	(7,058)	—	—	—

	(721,346)	(11,601,605)	—	—

Total Distributions to Shareholders	(2,016,311)	(14,445,630)	(140,050)	(365,893)

Shares of Beneficial Interest Transactions:
Proceeds from shares issued
Class AAA	26,722,186	35,309,365	3,552,980	3,653,273
Class A	1,584,533	1,374,427	650,346	156,785
Class B	4,253	—	104,860	—
Class C	3,661,815	782,745	459,193	3,323,184
Class I	59,872	1,660,440	127,653	396,494

	32,032,659	39,126,977	4,895,032	7,529,736

Proceeds from reinvestment of distributions
Class AAA	1,732,852	13,358,522	89,078	236,256
Class A	65,376	441,381	3,277	1,560
Class B	655	10,778	159	230
Class C	23,404	69,575	3,050	21,145
Class I	21,207	16,935	4,065	4,776

	1,843,494	13,897,191	99,629	263,967

Cost of shares redeemed
Class AAA	(19,320,743)	(36,401,407)	(1,409,958)	(2,809,664)
Class A	(830,556)	(696,633)	(154,869)	(125,247)
Class B	(15,745)	(48,649)	(28,102)	(46,518)
Class C	(864,241)	(256,624)	(412,069)	(2,850,287)
Class I	(60,637)	(42,169)	(152,617)	(30,597)

	(21,091,922)	(37,445,482)	(2,157,615)	(5,862,313)

Net Increase in Net Assets from Shares of Beneficial Interest Transactions	12,784,231	15,578,686	2,837,046	1,931,390

Net Increase/(Decrease) in Net Assets	(18,721,010)	(12,083,027)	3,319,988	1,897,932
Net Assets:
Beginning of period	146,817,488	158,900,515	11,487,807	9,589,875

End of period	$128,096,478	$146,817,488	$14,807,795	$11,487,807

Undistributed net investment income	$3,357	$14,702	—	—

See accompanying notes to financial statements.

GAMCO Westwood Funds
Statements of Changes in Net Assets (Continued)

	SmallCap Equity Fund		Income Fund
	For the Six	For the	For the Six	For the
	Months Ended	Year Ended	Months Ended	Year Ended
	March 31, 2009	September 30,	March 31, 2009	September 30,
	(Unaudited)	2008	(Unaudited)	2008
Operations:
Net investment income/(loss)	$(12,032)	$(24,309)	$140,468	$313,764
Net realized loss on investments	(1,048,433)	(267,244)	(997,129)	(1,026,115)
Net change in unrealized appreciation/(depreciation) on investments	(3,108,526)	(1,837,044)	(1,373,268)	(1,440,749)

Net Decrease in Net Assets Resulting from Operations	(4,168,991)	(2,128,597)	(2,229,929)	(2,153,100)

Distributions to Shareholders:
Net investment income
Class AAA	—	—	(122,833)	(385,568)
Class A	—	—	(1,733)	(2,392)
Class B	—	—	(1)	(2)
Class C	—	—	(4,905)	(10,506)
Class I	—	—	(1,498)	(3,014)

	—	—	(130,970)	(401,482)

Net realized gain
Class AAA	—	—	—	(271,625)
Class A	—	—	—	(2,299)
Class B	—	—	—	(2)
Class C	—	—	—	(7,478)

	—	—	—	(281,404)

Return of capital
Class AAA	—	—	—	(27,456)
Class A	—	—	—	(170)
Class B	—	—	—	(1)
Class C	—	—	—	(748)
Class I	—	—	—	(214)

	—	—	—	(28,589)

Total Distributions to Shareholders	—	—	(130,970)	(711,475)

Shares of Beneficial Interest Transactions:
Proceeds from shares issued
Class AAA	761,832	5,087,091	334,864	2,284,562
Class A	627,416	619,158	36,568	41,454
Class B	—	—	—	1
Class C	82,331	22,221	48,653	120,035
Class I	52,964	219,169	2,589	138,846

	1,524,543	5,947,639	422,674	2,584,898

Proceeds from reinvestment of distributions
Class AAA	—	—	113,802	650,580
Class A	—	—	1,239	4,565
Class B	—	—	—	—
Class C	—	—	4,724	16,924
Class I	—	—	1,498	3,229

	—	—	121,263	675,298

Cost of shares redeemed
Class AAA	(613,731)	(3,379,770)	(1,260,413)	(10,789,585)
Class A	(436,610)	(522,719)	(2,920)	(56,240)
Class B	—	(605)	—	(2,007)
Class C	(78,798)	(69,343)	(72,882)	(119,039)
Class I	(9,035)	(42,115)	(43,402)	(5,959)

	(1,138,174)	(4,014,552)	(1,379,617)	(10,972,830)

Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	386,369	1,933,087	(835,680)	(7,712,634)

Net Decrease in Net Assets	(3,782,622)	(195,510)	(3,196,579)	(10,577,209)
Net Assets:
Beginning of period	9,559,781	9,755,291	7,773,254	18,350,463

End of period	$5,777,159	$9,559,781	$4,576,675	$7,773,254

Undistributed net investment income	—	—	—	—

See accompanying notes to financial statements.

GAMCO Westwood Funds
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period:

		Operating Performance				Distributions to Shareholders								Ratios to Average Net Assets and Supplemental Data
																		Operating
																		Expenses
																Operating		Net of		Operating
				Net							Net		Net			Expenses		Waivers/		Expenses
	Net Asset	Net		Realized and	Total		Net				Asset		Assets,	Net		Net of		Reimburse-		Before
	Value,	Investment		Unrealized	From	Net	Realized				Value,		End of	Investment		Waivers/		ments/		Waivers/		Portfolio
Period Ended	Beginning	Income		Gain (Loss) on	Investment	Investment	Gain on	Total	Redemption		End of	Total	Period	Income		Reimburse-		Custodian		Reimburse-		Turnover
September 30	of Period	(Loss)(a)(b)		Investments	Operations	Income	Investments	Distributions	Fees(a)		Period	Return†	(in 000’s)	(Loss)(b)		ments		Fee Credits		ments(c)		Rate††
Mighty MitesSM Fund
Class AAA
2009(d)	$13.41	$(0.03)		$(3.26)	$(3.29)	—	$(0.31)	$(0.31)	$0.00	(e)	$9.81	(24.7)%	$94,715	(0.48	)%(f)	1.72	%(f)	1.72	%(f)	1.72	%(f)(g)	25%
2008	17.05	(0.00	)(e)	(2.11)	(2.11)	$(0.06)	(1.47)	(1.53)	0.00	(e)	13.41	(13.2)	55,808	(0.01)		1.71		1.71		1.71	(g)	18
2007	16.01	0.08		3.42	3.50	—	(2.46)	(2.46)	0.00	(e)	17.05	23.9	48,252	0.48		1.64		1.64		1.64	(g)	21
2006	16.73	(0.04)		1.34	1.30	—	(2.02)	(2.02)	—		16.01	9.0	36,843	(0.28)		1.61		1.61		1.61	(g)	4
2005	15.07	(0.02)		2.97	2.95	—	(1.29)	(1.29)	0.00	(e)	16.73	20.4	46,497	(0.13)		1.50		1.50		1.74		9
2004	13.42	(0.03)		1.84	1.81	—	(0.16)	(0.16)	0.00	(e)	15.07	13.6	50,805	(0.20)		1.50		1.50		1.66		36

Class A
2009(d)	$13.26	$(0.04)		$(3.22)	$(3.26)	—	$(0.31)	$(0.31)	$0.00	(e)	$9.69	(24.8)%	$5,429	(0.69	)%(f)	1.97	%(f)	1.97	%(f)	1.97	%(f)(g)	25%
2008	16.94	(0.04)		(2.10)	(2.14)	$(0.07)	(1.47)	(1.54)	0.00	(e)	13.26	(13.5)	6,134	(0.27)		1.96		1.96		1.96	(g)	18
2007	15.94	0.36		3.10	3.46	—	(2.46)	(2.46)	0.00	(e)	16.94	23.8	2,246	2.13		1.89		1.89		1.89	(g)	21
2006	16.70	(0.10)		1.36	1.26	—	(2.02)	(2.02)	—		15.94	8.7	3	(0.63)		1.86		1.86		1.86	(g)	4
2005	15.08	(0.06)		2.97	2.91	—	(1.29)	(1.29)	0.00	(e)	16.70	20.1	41	(0.41)		1.75		1.75		2.00		9
2004	13.46	(0.06)		1.84	1.78	—	(0.16)	(0.16)	0.00	(e)	15.08	13.3	39	(0.42)		1.75		1.75		1.91		36

Class B
2009(d)	$12.63	$(0.06)		$(3.07)	$(3.13)	—	$(0.31)	$(0.31)	$0.00	(e)	$9.19	(25.0)%	$113	(1.21	)%(f)	2.47	%(f)	2.47	%(f)	2.47	%(f)(g)	25%
2008	16.21	(0.10)		(2.01)	(2.11)	—	(1.47)	(1.47)	0.00	(e)	12.63	(13.9)	169	(0.73)		2.46		2.46		2.46	(g)	18
2007	15.43	(0.06)		3.30	3.24	—	(2.46)	(2.46)	0.00	(e)	16.21	23.0	422	(0.40)		2.39		2.39		2.39	(g)	21
2006	16.31	(0.15)		1.29	1.14	—	(2.02)	(2.02)	—		15.43	8.1	452	(1.00)		2.36		2.36		2.36	(g)	4
2005	14.82	(0.14)		2.92	2.78	—	(1.29)	(1.29)	0.00	(e)	16.31	19.6	433	(0.89)		2.25		2.25		2.49		9
2004	13.30	(0.14)		1.82	1.68	—	(0.16)	(0.16)	0.00	(e)	14.82	12.7	400	(0.95)		2.25		2.25		2.41		36

Class C
2009(d)	$12.55	$(0.06)		$(3.05)	$(3.11)	—	$(0.31)	$(0.31)	$0.00	(e)	$9.13	(25.0)%	$6,014	(1.23	)%(f)	2.47	%(f)	2.47	%(f)	2.47	%(f)(g)	25%
2008	16.13	(0.10)		(2.00)	(2.10)	$(0.01)	(1.47)	(1.48)	0.00	(e)	12.55	(13.9)	4,671	(0.78)		2.46		2.46		2.46	(g)	18
2007	15.35	0.10		3.14	3.24	—	(2.46)	(2.46)	0.00	(e)	16.13	23.2	2,041	0.65		2.39		2.39		2.39	(g)	21
2006	16.24	(0.15)		1.28	1.13	—	(2.02)	(2.02)	—		15.35	8.1	311	(1.01)		2.36		2.36		2.36	(g)	4
2005	14.77	(0.14)		2.90	2.76	—	(1.29)	(1.29)	0.00	(e)	16.24	19.5	327	(0.91)		2.25		2.25		2.49		9
2004	13.25	0.02		1.66	1.68	—	(0.16)	(0.16)	0.00	(e)	14.77	12.7	308	(0.89)		2.25		2.25		2.41		36

Class I
2009(d)	$13.44	$(0.01)		$(3.28)	$(3.29)	—	$(0.31)	$(0.31)	$0.00	(e)	$9.84	(24.7)%	$7,252	(0.25	)%(f)	1.47	%(f)	1.47	%(f)	1.47	%(f)(g)	25%
2008(h)	13.96	0.03		(0.55)	(0.52)	—	—	—	0.00	(e)	13.44	(3.7)	893	0.26	(f)	1.46	(f)	1.46	(f)	1.46	(f)(g)	18

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the fiscal years ended September 30, 2007 and 2004 would have been 23% and 39%, respectively. The portfolio turnover rate for the fiscal years ended 2006 and 2005 would have been as shown. Also, for the six months ended March 31, 2009, the calculation of the portfolio turnover rate excluded the value of securities acquired from purchases in connection with the Fund’s Reorganization (see Note 5).

(a)	Per share data is calculated using the average shares outstanding method.

(b)	Due to capital share activity, net investment income per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.

(c)	Prior to the period beginning October 1, 2005, fees and expenses were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

(d)	For the six months ended March 31, 2009, unaudited.

(e)	Amount represents less than $0.005 per share.

(f)	Annualized.

(g)	The fund incurred interest expense during the fiscal year ended September 30, 2006. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.57% (Class AAA), 1.82% (Class A), 2.32% (Class B and Class C), respectively. For the six months ended March 31, 2009 and fiscal years ended September 30, 2008 and 2007, the effect of interest expense was minimal.

(h)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.
See accompanying notes to financial statements.

GAMCO Westwood Funds
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period:

		Operating Performance				Distributions to Shareholders								Ratios to Average Net Assets and Supplemental Data
				Net
				Realized														Operating
	Net Asset	Net		and	Total						Net		Net Assets,					Expenses
	Value,	Investment		Unrealized	from	Net	Net Realized				Asset Value,		End of	Net				Net of		Portfolio
Period Ended	Beginning	Income		Gain (Loss) on	Investment	Investment	Gain on	Total	Redemption		End of	Total	Period	Investment		Operating		Custodian		Turnover
September 30	of Period	(Loss)(a)		Investments	Operations	Income	Investments	Distributions	Fees(a)		Period	Return†	(in 000’s)	Income (Loss)		Expenses		Fee Credits		Rate††
Equity Fund
Class AAA
2009(b)	$9.21	$0.06		$(3.03)	$(2.97)	$(0.09)	—	$(0.09)	—		$6.15	(32.4)%	$114,081	1.63	%(c)	1.61	%(c)	1.59	%(c)	49%
2008	12.63	0.08		(1.87)	(1.79)	(0.05)	$(1.58)	(1.63)	—		9.21	(16.0)	167,946	0.73		1.49		1.47		71
2007	12.51	0.04		2.15	2.19	(0.05)	(2.02)	(2.07)	—		12.63	19.7	189,913	0.37		1.52		1.47		58
2006	11.08	0.06		1.42	1.48	(0.05)	—	(0.05)	—		12.51	13.4	169,404	0.55		1.54		1.50		73
2005	9.32	0.07		1.79	1.86	(0.10)	—	(0.10)	$(0.00	)(d)	11.08	20.0	178,394	0.69		1.51		1.49		59
2004	7.99	0.08		1.36	1.44	(0.11)	—	(0.11)	0.00	(d)	9.32	18.1	179,407	0.90		1.50		1.49		44

Class A
2009(b)	$9.11	$0.05		$(2.98)	$(2.93)	$(0.05)	—	$(0.05)	—		$6.13	(32.3)%	$4,184	1.38	%(c)	1.86	%(c)	1.84	%(c)	49%
2008	12.57	0.05		(1.89)	(1.84)	(0.04)	$(1.58)	(1.62)	—		9.11	(16.6)	5,079	0.47		1.74		1.72		71
2007	12.45	0.01		2.15	2.16	(0.02)	(2.02)	(2.04)	—		12.57	19.5	3,527	0.12		1.77		1.72		58
2006	11.05	0.03		1.41	1.44	(0.04)	—	(0.04)	—		12.45	13.1	2,780	0.27		1.79		1.75		73
2005	9.28	0.06		1.75	1.81	(0.04)	—	(0.04)	$(0.00	)(d)	11.05	19.6	2,267	0.59		1.76		1.74		59
2004	7.97	0.05		1.35	1.40	(0.09)	—	(0.09)	0.00	(d)	9.28	17.7	3,328	0.61		1.75		1.74		44

Class B
2009(b)	$8.95	$0.04		$(2.96)	$(2.92)	—	—	—	—		$6.03	(32.6)%	$5	1.09	%(c)	2.36	%(c)	2.34	%(c)	49%
2008	12.36	(0.00	)(d)	(1.83)	(1.83)	—	$(1.58)	$(1.58)	—		8.95	(16.7)	13	(0.01)		2.24		2.22		71
2007	12.31	(0.05)		2.12	2.07	—	(2.02)	(2.02)	—		12.36	18.8	23	(0.39)		2.27		2.22		58
2006	10.96	(0.02)		1.40	1.38	$(0.03)	—	(0.03)	—		12.31	12.6	32	(0.20)		2.29		2.25		73
2005	9.21	(0.00	)(d)	1.75	1.75	—	—	—	$(0.00	)(d)	10.96	19.0	30	(0.01)		2.26		2.24		59
2004	7.92	0.02		1.34	1.36	(0.07)	—	(0.07)	0.00	(d)	9.21	17.2	38	0.21		2.25		2.24		44

Class C
2009(b)	$8.95	$0.03		$(2.95)	$(2.92)	$(0.04)	—	$(0.04)	—		$5.99	(32.7)%	$739	0.83	%(c)	2.36	%(c)	2.34	%(c)	49%
2008	12.36	(0.00	)(d)	(1.83)	(1.83)	—	$(1.58)	(1.58)	—		8.95	(16.7)	736	(0.02)		2.24		2.22		71
2007	12.31	(0.05)		2.12	2.07	—	(2.02)	(2.02)	—		12.36	18.8	320	(0.39)		2.27		2.22		58
2006	10.97	(0.03)		1.40	1.37	(0.03)	—	(0.03)	—		12.31	12.6	316	(0.28)		2.29		2.25		73
2005	9.24	(0.01)		1.77	1.76	(0.03)	—	(0.03)	$(0.00	)(d)	10.97	19.1	149	(0.06)		2.26		2.24		59
2004	7.89	0.01		1.34	1.35	—	—	—	0.00	(d)	9.24	17.1	152	0.11		2.25		2.24		44

Class I
2009(b)	$9.23	$0.06		$(3.02)	$(2.96)	$(0.11)	—	$(0.11)	—		$6.16	(32.2)%	$562	1.87	%(c)	1.36	%(c)	1.34	%(c)	49%
2008(e)	10.35	0.07		(1.19)	(1.12)	—	—	—	—		9.23	(10.8)	797	1.00	(c)	1.24	(c)	1.22	(c)	71

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the fiscal years ended September 30, 2007, 2006, 2005, and 2004 would have been as shown.

(a)	Per share data is calculated using the average shares outstanding method.

(b)	For the six months ended March 31, 2009, unaudited.

(c)	Annualized.

(d)	Amount represents less than $0.005 per share.

(e)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.
See accompanying notes to financial statements.

GAMCO Westwood Funds
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period:

		Operating Performance			Distributions to Shareholders								Ratios to Average Net Assets and Supplemental Data
			Net
			Realized														Operating
	Net Asset		and	Total		Net				Net		Net Assets,					Expenses
	Value,	Net	Unrealized	from	Net	Realized				Asset Value,		End of	Net				Net of		Portfolio
Period Ended	Beginning	Investment	Gain (Loss) on	Investment	Investment	Gain on	Total	Redemption		End of	Total	Period	Investment		Operating		Custodian		Turnover
September 30	of Period	Income(a)	Investments	Operations	Income	Investments	Distributions	Fees(a)		Period	Return†	(in 000’s)	Income		Expenses		Fee Credits		Rate††
Balanced Fund
Class AAA
2009(b)	$10.47	$0.09	$(2.10)	$(2.01)	$(0.09)	$(0.05)	$(0.14)	—		$8.32	(19.3)%	$117,765	1.96	%(c)	1.27	%(c)	1.25	%(c)	33%
2008	12.58	0.21	(1.17)	(0.96)	(0.22)	(0.93)	(1.15)	—		10.47	(8.4)	138,174	1.83		1.23		1.21		60
2007	12.82	0.22	1.36	1.58	(0.21)	(1.61)	(1.82)	—		12.58	13.6	152,185	1.76		1.27		1.19		46
2006	12.74	0.22	0.95	1.17	(0.24)	(0.85)	(1.09)	—		12.82	9.8	145,028	1.78		1.32		1.27		68
2005	11.47	0.20	1.26	1.46	(0.19)	—	(0.19)	$0.00	(d)	12.74	12.8	144,572	1.67		1.25		1.22		56
2004	10.51	0.21	0.97	1.18	(0.22)	—	(0.22)	0.00	(d)	11.47	11.3	136,400	1.92		1.23		1.22		41

Class A
2009(b)	$10.51	$0.08	$(2.10)	$(2.02)	$(0.08)	$(0.05)	$(0.13)	—		$8.36	(19.3)%	$5,234	1.74	%(c)	1.52	%(c)	1.50	%(c)	33%
2008	12.63	0.18	(1.18)	(1.00)	(0.19)	(0.93)	(1.12)	—		10.51	(8.7)	5,639	1.56		1.48		1.46		60
2007	12.87	0.19	1.36	1.55	(0.18)	(1.61)	(1.79)	—		12.63	13.3	5,519	1.51		1.52		1.44		46
2006	12.74	0.19	0.95	1.14	(0.16)	(0.85)	(1.01)	—		12.87	9.5	5,596	1.53		1.57		1.52		68
2005	11.44	0.17	1.26	1.43	(0.13)	—	(0.13)	$0.00	(d)	12.74	12.6	5,658	1.42		1.50		1.47		56
2004	10.48	0.18	0.97	1.15	(0.19)	—	(0.19)	0.00	(d)	11.44	11.0	5,298	1.66		1.48		1.47		41

Class B
2009(b)	$10.60	$0.06	$(2.13)	$(2.07)	$(0.05)	$(0.05)	$(0.10)	—		$8.43	(19.5)%	$90	1.25	%(c)	2.02	%(c)	2.00	%(c)	33%
2008	12.72	0.13	(1.20)	(1.07)	(0.12)	(0.93)	(1.05)	—		10.60	(9.1)	125	1.10		1.98		1.96		60
2007	12.95	0.13	1.37	1.50	(0.12)	(1.61)	(1.73)	—		12.72	12.7	194	1.02		2.02		1.94		46
2006	12.76	0.13	0.95	1.08	(0.04)	(0.85)	(0.89)	—		12.95	9.0	141	1.02		2.07		2.02		68
2005	11.43	0.11	1.26	1.37	(0.04)	—	(0.04)	$0.00	(d)	12.76	12.0	138	0.93		2.00		1.97		56
2004	10.48	0.13	0.96	1.09	(0.14)	—	(0.14)	0.00	(d)	11.43	10.4	163	1.18		1.98		1.97		41

Class C
2009(b)	$10.61	$0.05	$(2.11)	$(2.06)	$(0.06)	$(0.05)	$(0.11)	—		$8.44	(19.5)%	$3,806	1.17	%(c)	2.02	%(c)	2.00	%(c)	33%
2008	12.74	0.12	(1.19)	(1.07)	(0.13)	(0.93)	(1.06)	—		10.61	(9.1)	1,389	1.05		1.98		1.96		60
2007	12.97	0.13	1.37	1.50	(0.12)	(1.61)	(1.73)	—		12.74	12.7	1,003	1.01		2.02		1.94		46
2006	12.78	0.13	0.95	1.08	(0.04)	(0.85)	(0.89)	—		12.97	9.0	946	1.02		2.07		2.02		68
2005	11.45	0.11	1.26	1.37	(0.04)	—	(0.04)	$0.00	(d)	12.78	12.0	982	0.92		2.00		1.97		56
2004	10.49	0.13	0.97	1.10	(0.14)	—	(0.14)	0.00	(d)	11.45	10.5	846	1.19		1.98		1.97		41

Class I
2009(b)	$10.46	$0.09	$(2.08)	$(1.99)	$(0.10)	$(0.05)	$(0.15)	—		$8.32	(19.1)%	$1,201	2.15	%(c)	1.02	%(c)	1.00	%(c)	33%
2008(e)	11.33	0.17	(0.87)	(0.70)	(0.17)	—	(0.17)	—		10.46	(6.2)	1,490	2.14	(c)	0.98	(c)	0.96	(c)	60

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the fiscal year ended September 30, 2005 would have been 55%. The portfolio turnover rate for the fiscal years ended 2007, 2006, and 2004 would have been as shown.

(a)	Per share data is calculated using the average shares outstanding method.

(b)	For the six months ended March 31, 2009, unaudited.

(c)	Annualized.

(d)	Amount represents less than $0.005 per share.

(e)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.
See accompanying notes to financial statements.

GAMCO Westwood Funds
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period:

		Operating Performance			Distributions to Shareholders								Ratios to Average Net Assets and Supplemental Data
																	Operating
																	Expenses
			Net												Operating		Net of		Operating
			Realized							Net		Net			Expenses		Waivers/		Expenses
	Net Asset		and	Total		Net				Asset		Assets,			Net of		Reimburse-		Before
	Value,	Net	Unrealized Gain	from	Net	Realized				Value,		End of	Net		Waivers/		ments/		Waivers/		Portfolio
Period Ended	Beginning	Investment	(Loss) on	Investment	Investment	Gain on	Total	Redemption		End of	Total	Period	Investment		Reimburse-		Custodian		Reimburse-		Turnover
September 30	of Period	Income(a)	Investments	Operations	Income	Investments	Distributions	Fees(a)		Period	Return†	(in 000’s)	Income		ments		Fee Credits		ments(b)		Rate††
Intermediate Bond Fund
Class AAA
2009(c)	$10.84	$0.12	$0.43	$0.55	$(0.13)	—	$(0.13)	—		$11.26	5.0%	$13,164	2.12	%(d)	1.05	%(d)	1.00	%(d)	1.63	%(d)	4%
2008	10.80	0.36	0.04	0.40	(0.36)	—	(0.36)	—		10.84	3.7	10,498	3.23		1.07		1.00		1.76		32
2007	10.81	0.40	0.00 (e)	0.40	(0.41)	—	(0.41)	—		10.80	3.7	9,413	3.73		1.10		1.00		1.64		20
2006	10.93	0.39	(0.11)	0.28	(0.39)	$(0.01)	(0.40)	—		10.81	2.7	9,917	3.65		1.06		1.00		1.53		35
2005	11.18	0.34	(0.16)	0.18	(0.34)	(0.09)	(0.43)	$(0.00	)(e)	10.93	1.7	10,272	3.10		1.04		1.00		1.79		33
2004	11.31	0.33	(0.12)	0.21	(0.33)	(0.01)	(0.34)	0.00	(e)	11.18	2.0	9,553	2.97		1.02		1.00		1.76		32

Class A
2009(c)	$10.84	$0.11	$0.41	$0.52	$(0.11)	—	$(0.11)	—		$11.25	4.8%	$613	1.93	%(d)	1.15	%(d)	1.10	%(d)	1.73	%(d)	4%
2008	10.80	0.34	0.05	0.39	(0.35)	—	(0.35)	—		10.84	3.6	101	3.09		1.17		1.10		1.86		32
2007	10.81	0.39	0.00 (e)	0.39	(0.40)	—	(0.40)	—		10.80	3.7	69	3.64		1.20		1.10		1.74		20
2006	10.93	0.39	(0.12)	0.27	(0.38)	$(0.01)	(0.39)	—		10.81	2.6	92	3.59		1.16		1.10		1.63		35
2005	11.18	0.33	(0.16)	0.17	(0.33)	(0.09)	(0.42)	$(0.00	)(e)	10.93	1.6	58	3.00		1.14		1.10		1.88		33
2004	11.31	0.32	(0.12)	0.20	(0.32)	(0.01)	(0.33)	0.00	(e)	11.18	1.8	75	2.88		1.12		1.10		1.86		32

Class B
2009(c)	$10.84	$0.07	$0.42	$0.49	$(0.08)	—	$(0.08)	—		$11.25	4.5%	$129	1.31	%(d)	1.80	%(d)	1.75	%(d)	2.38	%(d)	4%
2008	10.80	0.28	0.03	0.31	(0.27)	—	(0.27)	—		10.84	2.9	48	2.53		1.82		1.75		2.51		32
2007	10.81	0.32	0.00 (e)	0.32	(0.33)	—	(0.33)	—		10.80	3.0	93	2.97		1.85		1.75		2.39		20
2006	10.93	0.31	(0.11)	0.20	(0.31)	$(0.01)	(0.32)	—		10.81	2.0	282	2.87		1.81		1.75		2.28		35
2005	11.18	0.26	(0.16)	0.10	(0.26)	(0.09)	(0.35)	$(0.00	)(e)	10.93	0.9	381	2.34		1.79		1.75		2.53		33
2004	11.30	0.25	(0.11)	0.14	(0.25)	(0.01)	(0.26)	0.00	(e)	11.18	1.3	456	2.23		1.77		1.75		2.51		32

Class C
2009(c)	$10.31	$0.07	$0.41	$0.48	$(0.08)	—	$(0.08)	—		$10.71	4.7%	$547	1.41	%(d)	1.80	%(d)	1.75	%(d)	2.38	%(d)	4%
2008	10.28	0.24	0.05	0.29	(0.26)	—	(0.26)	—		10.31	2.8	478	2.29		1.82		1.75		2.51		32
2007	10.31	0.40	0.09	0.49	(0.52)	—	(0.52)	—		10.28	4.8	15	3.96		1.85		1.75		2.39		20
2006	10.82	0.32	(0.36)	(0.04)	(0.46)	$(0.01)	(0.47)	—		10.31	(0.3)	0.1	3.08		1.81		1.75		2.28		35
2005	11.17	0.27	(0.12)	0.15	(0.41)	(0.09)	(0.50)	$(0.00	)(e)	10.82	1.4	0.1	2.50		1.79		1.75		2.90		33
2004	11.30	0.25	(0.09)	0.16	(0.28)	(0.01)	(0.29)	0.00	(e)	11.17	1.5	0	2.21		1.77		1.75		2.51		32

Class I
2009(c)	$10.85	$0.13	$0.41	$0.54	$(0.13)	—	$(0.13)	—		$11.26	5.0%	$355	2.40	%(d)	0.80	%(d)	0.75	%(d)	1.38	%(d)	4%
2008(f)	11.09	0.28	(0.25)	0.03	(0.27)	—	(0.27)	—		10.85	0.2	363	3.57	(d)	0.84	(d)	0.75	(d)	1.53	(d)	32

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the fiscal years ended September 30, 2007, 2006, 2005, and 2004 would have been as shown.

(a)	Per share data is calculated using the average shares outstanding method.

(b)	During the period, fees and expenses were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

(c)	For the six months ended March 31, 2009, unaudited.

(d)	Annualized.

(e)	Amount represents less than $0.005 per share.

(f)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.
See accompanying notes to financial statements.

GAMCO Westwood Funds

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period:

		Operating Performance				Distributions to Shareholders							Ratios to Average Net Assets and Supplemental Data
																	Operating
																	Expenses
															Operating		Net of		Operating
				Net						Net		Net			Expenses		Waivers/		Expenses
	Net Asset	Net		Realized and	Total					Asset		Assets,	Net		Net of		Reimburse-		Before
	Value,	Investment		Unrealized	from	Net				Value,		End of	Investment		Waivers/		ments/		Waivers/		Portfolio
Period Ended	Beginning	Income		Gain (Loss) on	Investment	Investment	Total	Redemption		End of	Total	Period	Income		Reimburse-		Custodian		Reimburse-		Turnover
September 30	of Period	(Loss)(a)		Investments	Operations	Income	Distributions	Fees(a)		Period	Return†	(in 000’s)	(Loss)		ments		Fee Credits		ments(b)		Rate††
SmallCap Equity Fund
Class AAA
2009(c)	$11.99	$(0.01)		$(5.01)	$(5.02)	—	—	—		$6.97	(41.9)%	$5,071	(0.35	)%(d)	1.50	%(d)	1.50	%(d)(e)	3.17	%(d)	32%
2008	14.99	(0.03)		(2.97)	(3.00)	—	—	—		11.99	(20.0)	8,491	(0.23)		1.58		1.51	(e)	2.62		123
2007	12.51	(0.04)		2.68	2.64	$(0.16)	$(0.16)	—		14.99	21.2	8,672	(0.28)		1.71		1.50		2.24		90
2006	11.29	0.14		1.08	1.22	—	—	—		12.51	10.8	8,717	1.16		1.71		1.50		2.02		81
2005	9.08	(0.01)		2.22	2.21	—	—	$(0.00	)(f)	11.29	24.3	8,702	(0.10)		1.56		1.50		2.37		108
2004	8.18	(0.10)		1.00	0.90	—	—	0.00	(f)	9.08	11.0 (g)	12,106	(1.11)		1.51		1.50		2.12		260

Class A
2009(c)	$11.88	$(0.02)		$(4.96)	$(4.98)	—	—	—		$6.90	(41.9)%	$462	(0.58	)%(d)	1.75	%(d)	1.75	%(d)(e)	3.42	%(d)	32%
2008	14.89	(0.06)		(2.95)	(3.01)	—	—	—		11.88	(20.2)	703	(0.49)		1.83		1.76	(e)	2.87		123
2007	12.45	(0.09)		2.67	2.58	$(0.14)	$(0.14)	—		14.89	20.9	778	(0.62)		1.96		1.75		2.49		90
2006	11.25	0.13		1.07	1.20	—	—	—		12.45	10.7	403	1.04		1.96		1.75		2.27		81
2005	9.07	(0.04)		2.22	2.18	—	—	$(0.00	)(f)	11.25	24.0	131	(0.35)		1.81		1.75		2.69		108
2004	8.18	(0.12)		1.01	0.89	—	—	0.00	(f)	9.07	10.9 (g)	140	(1.31)		1.76		1.75		2.37		260

Class B
2009(c)	$11.46	$(0.04)		$(4.78)	$(4.82)	—	—	—		$6.64	(42.1)%	$3	(1.10	)%(d)	2.25	%(d)	2.25	%(d)(e)	3.92	%(d)	32%
2008	14.44	(0.12)		(2.86)	(2.98)	—	—	—		11.46	(20.6)	5	(0.97)		2.33		2.26	(e)	3.37		123
2007	12.03	(0.15)		2.60	2.45	$(0.04)	$(0.04)	—		14.44	20.4	7	(1.05)		2.46		2.25		2.99		90
2006	10.93	0.05		1.05	1.10	—	—	—		12.03	10.1	6	0.44		2.46		2.25		2.77		81
2005	8.86	(0.08)		2.15	2.07	—	—	$(0.00	)(f)	10.93	23.4	10	(0.81)		2.31		2.25		3.17		108
2004	8.03	(0.17)		1.00	0.83	—	—	0.00	(f)	8.86	10.3 (g)	20	(1.93)		2.26		2.25		2.87		260

Class C
2009(c)	$11.36	$(0.04)		$(4.74)	$(4.78)	—	—	—		$6.58	(42.1)%	$108	(1.04	)%(d)	2.25	%(d)	2.25	%(d)(e)	3.92	%(d)	32%
2008	14.31	(0.12)		(2.83)	(2.95)	—	—	—		11.36	(20.6)	196	(0.94)		2.33		2.26	(e)	3.37		123
2007	11.97	(0.14)		2.57	2.43	$(0.09)	$(0.09)	—		14.31	20.4	298	(1.04)		2.46		2.25		2.99		90
2006	10.87	0.09		1.01	1.10	—	—	—		11.97	10.1	238	0.74		2.46		2.25		2.77		81
2005	8.99	(0.13)		2.01	1.88	—	—	$(0.00	)(f)	10.87	20.9	0.1	(1.40)		2.31		2.25		2.73		108
2004	8.15	(0.17)		1.01	0.84	—	—	0.00	(f)	8.99	10.3 (g)	10	(1.98)		2.26		2.25		2.87		260

Class I
2009(c)	$12.00	$(0.00	)(f)	$(5.01)	$(5.01)	—	—	—		$6.99	(41.8)%	$133	(0.10	)%(d)	1.25	%(d)	1.25	%(d)(e)	2.92	%(d)	32%
2008(h)	12.92	(0.01)		(0.91)	(0.92)	—	—	—		12.00	(7.1)	165	(0.06	)(d)	1.36	(d)	1.26	(d)(e)	2.40	(d)	123

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the fiscal years ended September 30, 2007, 2006, 2005, and 2004 would have been as shown.

(a)	Per share data is calculated using the average shares outstanding method.

(b)	During the period, fees and expenses were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

(c)	For the six months ended March 31, 2009, unaudited.

(d)	Annualized.

(e)	The Fund incurred interest expense of $682 during the fiscal year ended September 30, 2008. A portion of this interest expense was paid for by prior year custodian fee credits. The impact to the ratios of operating expenses to the average net assets was minimal. If interest expense had not been incurred, the ratio of operating expenses to the average net assets would have been 1.50% (Class AAA), 1.75% (Class A), 2.25% (Class B and Class C), and 1.25% (Class I), respectively. For the six months ended March 31, 2009, the effect of interest expense was minimal.

(f)	Amount represents less than $0.005 per share.

(g)	Total return excluding the effect of the reimbursement from the Fund’s Adviser of $51,180 for the year ended September 30, 2004 was 10.6%, 10.5%, 10.0%, and 9.9% for Class AAA, Class A, Class B, and Class C, respectively. The Adviser fully reimbursed the Fund for a loss on a transaction exceeding the Fund’s investment restrictions, which otherwise would have reduced total return by 0.4%, 0.4%, 0.3%, and 0.4% for Class AAA, Class A, Class B, and Class C, respectively.

(h)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.
See accompanying notes to financial statements.

GAMCO Westwood Funds
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period:

		Operating Performance			Distributions to Shareholders									Ratios to Average Net Assets and Supplemental Data
																		Operating		Operating
																		Expenses		Expenses
			Net													Operating		Net of		Before
			Realized								Net		Net			Expenses		Waivers/		Waivers/
	Net Asset		and	Total		Net					Asset		Assets,			Net of		Reimburse-		Reimburse-
	Value,	Net	Unrealized Gain	from	Net	Realized					Value,		End of	Net		Waivers/		ments/		ments/	Portfolio
Period Ended	Beginning	Investment	(Loss) on	Investment	Investment	Gain on	Return of	Total	Redemption		End of	Total	Period	Investment		Reimburse-		Custodian		Custodian	Turnover
September 30	of Period	Income(a)	Investments	Operations	Income	Investments	Capital	Distributions	Fees(a)		Period	Return†	(in 000’s)	Income		ments		Fee Credits		Fee Credits(b)	Rate††
Income Fund
Class AAA
2009(c)	$7.85	$0.09	$(2.37)	$(2.28)	$(0.15)	—	—	$(0.15)	—		$5.42	(29.0)%	$4,259	3.00	%(d)	1.64	%(d)	1.50	%(d)(e)	3.36%	4%
2008	10.21	0.26	(2.05)	(1.79)	(0.34)	$(0.21)	$(0.02)	(0.57)	—		7.85	(18.2)	7,285	2.83		1.58		1.51	(e)	2.48	28
2007	12.04	0.50	0.59	1.09	(0.47)	(2.45)	—	(2.92)	—		10.21	10.0	17,871	4.65		1.76		1.50		2.20	64
2006	16.53	0.55	(0.31)	0.24	(0.40)	(4.33)	—	(4.73)	—		12.04	3.4	12,054	4.36		1.65		1.50		2.02	141
2005	14.12	0.28	3.12	3.40	(0.27)	(0.73)	—	(1.00)	$0.01		16.53	24.9	16,182	1.83		1.62		1.50		2.40	58
2004	11.87	0.33	2.30	2.63	(0.33)	(0.05)	—	(0.38)	0.00	(f)	14.12	22.5	16,472	2.51		1.54		1.50		1.85	28

Class A
2009(c)	$8.12	$0.13	$(2.50)	$(2.37)	$(0.15)	—	—	$(0.15)	—		$5.60	(29.2)%	$74	4.43	%(d)	1.89	%(d)	1.75	%(d)(e)	3.61%	4%
2008	10.54	0.24	(2.11)	(1.87)	(0.32)	$(0.21)	$(0.02)	(0.55)	—		8.12	(18.3)	51	2.53		1.83		1.76	(e)	2.73	28
2007	12.34	0.50	0.59	1.09	(0.44)	(2.45)	—	(2.89)	—		10.54	9.7	80	4.45		2.01		1.75		2.45	64
2006	16.76	0.54	(0.32)	0.22	(0.31)	(4.33)	—	(4.64)	—		12.34	3.2	97	4.21		1.90		1.75		2.27	141
2005	14.33	0.29	3.13	3.42	(0.26)	(0.73)	—	(0.99)	$0.00	(f)	16.76	24.6	93	1.87		1.87		1.75		3.03	58
2004	12.00	0.51	2.12	2.63	(0.26)	(0.04)	—	(0.30)	0.00	(f)	14.33	22.2	5	3.96		1.79		1.75		2.10	28

Class B
2009(c)	$8.27	$0.13	$(2.55)	$(2.42)	$(0.13)	—	—	$(0.13)	—		$5.72	(29.2)%	$0.1	4.19	%(d)	2.39	%(d)	2.25	%(d)(e)	4.12%	4%
2008	10.77	0.22	(2.27)	(2.05)	(0.23)	$(0.21)	$(0.01)	(0.45)	—		8.27	(19.5)	0.1	2.16		2.33		2.26	(e)	3.23	28
2007	12.56	0.47	0.57	1.04	(0.38)	(2.45)	—	(2.83)	—		10.77	9.0	2	4.16		2.51		2.25		2.94	64
2006	16.86	0.48	(0.31)	0.17	(0.14)	(4.33)	—	(4.47)	—		12.56	2.7	2	3.72		2.40		2.25		2.77	141
2005	14.33	0.18	3.16	3.34	(0.08)	(0.73)	—	(0.81)	$0.00	(f)	16.86	23.9	2	1.14		2.37		2.25		3.18	58
2004	12.04	0.25	2.35	2.60	(0.27)	(0.04)	—	(0.31)	0.00	(f)	14.33	21.8	2	1.86		2.29		2.25		2.60	28

Class C
2009(c)	$8.65	$0.14	$(2.67)	$(2.53)	$(0.13)	—	—	$(0.13)	—		$5.99	(29.2)%	$199	4.13	%(d)	2.39	%(d)	2.25	%(d)(e)	4.11%	4%
2008	11.22	0.20	(2.26)	(2.06)	(0.28)	$(0.21)	$(0.02)	(0.51)	—		8.65	(18.8)	319	1.99		2.33		2.26	(e)	3.23	28
2007	12.98	0.38	0.71	1.09	(0.40)	(2.45)	—	(2.85)	—		11.22	9.1	397	3.35		2.51		2.25		2.94	64
2006	17.26	0.50	(0.32)	0.18	(0.13)	(4.33)	—	(4.46)	—		12.98	2.8	16	3.71		2.40		2.25		2.77	141
2005	14.66	0.25	3.17	3.42	(0.09)	(0.73)	—	(0.82)	$0.00	(f)	17.26	23.9	16	1.56		2.37		2.25		3.41	58
2004	12.32	0.24	2.41	2.65	(0.27)	(0.04)	—	(0.31)	0.00	(f)	14.66	21.7	5	1.79		2.29		2.25		2.60	28

Class I
2009(c)	$7.85	$0.16	$(2.43)	$(2.27)	$(0.16)	—	—	$(0.16)	—		$5.42	(28.9)%	$45	5.39	%(d)	1.39	%(d)	1.25	%(d)(e)	3.11%	4%
2008(g)	9.14	0.18	(1.18)	(1.00)	(0.27)	—	$(0.02)	(0.29)	—		7.85	(11.2)	118	2.82	(d)	1.36	(d)	1.26	(d)(e)	2.26 (d)	28

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate. Had this policy been adopted retroactively, the portfolio turnover rate for the fiscal years ended September 30, 2007, 2006, 2005, and 2004 would have been as shown.

(a)	Per share data is calculated using the average shares outstanding method.

(b)	During the period, fees and expenses were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

(c)	For the six months ended March 31, 2009, unaudited.

(d)	Annualized.

(e)	The Fund incurred interest expense of $1,058 and $4,188 during the six months ended March 31, 2009 and the fiscal year ended September 30, 2008. A portion of this interest expense was paid for by prior year custodian fee credits. This would impact the ratios of operating expenses to the average net assets by 0.04% and 0.03% for all Classes, respectively. If interest expense had not been incurred, the ratios of operating expenses to the average net assets would have been 1.50% and 1.50% (Class AAA), 1.75% and 1.75% (Class A), 2.25% and 2.25% (Class B and Class C), and 1.25% and 1.25% (Class I), respectively.

(f)	Amount represents less than $0.005 per share.

(g)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.
See accompanying notes to financial statements.

GAMCO Westwood Funds
Notes to Financial Statements (Unaudited)
1. Organization. The GAMCO Westwood Funds (the “Trust”) was organized as a Massachusetts business trust on June 12, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company and currently consists of six active separate investment portfolios: GAMCO Westwood Mighty MitesSM Fund (“Mighty MitesSM Fund”), GAMCO Westwood Equity Fund (“Equity Fund”), GAMCO Westwood Balanced Fund (“Balanced Fund”), GAMCO Westwood Intermediate Bond Fund (“Intermediate Bond Fund”), GAMCO Westwood SmallCap Equity Fund (“SmallCap Equity Fund”), and GAMCO Westwood Income Fund (“Income Fund”) (individually, a “Fund” and collectively, the “Funds”), each with five classes of shares outstanding. Each class of shares outstanding bears the same voting, dividend, liquidation, and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class.
The investment objectives of each Fund are as follows:
•	Mighty MitesSM Fund seeks to provide long-term capital appreciation by investing primarily in micro-capitalization equity securities.
•	Equity Fund seeks to provide capital appreciation. The Fund’s secondary goal is to produce current income.
•	Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.
•	Intermediate Bond Fund seeks to maximize total return, while maintaining a level of current income consistent with the maintenance of principal and liquidity.
•	SmallCap Equity Fund seeks to provide long-term capital appreciation by investing primarily in smaller capitalization equity securities.
•	Income Fund seeks to provide a high level of current income as well as long-term capital appreciation by investing primarily in income producing equity and fixed income securities.
2. Significant Accounting Policies. The preparation of financial statements in accordance with United States (“U.S.”) generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Teton Advisors, Inc. (the “Adviser”), formerly known as Gabelli Advisers, Inc.
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

GAMCO Westwood Funds
Notes to Financial Statements (Continued) (Unaudited)
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical securities;
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments by inputs used to value the Funds’ investments as of March 31, 2009 is as follows:

	Investments in Securities (Market Value)
	Assets
	Mighty			Intermediate	SmallCap
	MitesSM	Equity	Balanced	Bond	Equity	Income
Valuation Inputs	Fund	Fund	Fund	Fund	Fund	Fund
Level 1 — Quoted Prices	$63,476,013	$118,156,176	$80,295,550	$1,436,412	$5,696,693	$4,193,929
Level 2 — Other Significant Observable Inputs	52,647,000	—	46,444,353	13,429,967	—	516,297
Level 3 — Significant Unobservable Inputs	135,753	—	—	—	—	—

Total	$116,258,766	$118,156,176	$126,739,903	$14,866,379	$5,696,693	$4,710,226

There were no Level 3 investments held at September 30, 2008 or March 31, 2009 for Equity, Balanced, Intermediate Bond, SmallCap Equity, and Income Funds.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments
in Securities
(Market Value)
Mighty MitesSM Fund
Balance as of 09/30/08	$113,506
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)†	22,247
Net purchase/(sales)	—
Transfers in and/or out of Level 3	—

Balance as of 03/31/09	$135,753

Net change in unrealized appreciation/(depreciation) during the period on Level 3 investments held at 03/31/09†	$11,031

†	Net change in unrealized appreciation/(depreciation) is included in the related amounts on investments in the Statements of Operations.
In March 2008, the Financial Accounting Standards Board (the “FASB”) issued Statement of Financial Accounting Standard No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Funds’ financial statement disclosures.
Accounting for Real Estate Investment Trusts. The Funds may own shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction to the cost of the individual REIT and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments. As of March 31, 2009, none of the Funds held investments in REITs.

GAMCO Westwood Funds
Notes to Financial Statements (Continued) (Unaudited)
Securities Sold Short. The Mighty MitesSM Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Mighty MitesSM Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Mighty MitesSM Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Mighty MitesSM Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Mighty MitesSM Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Mighty MitesSM Fund did not hold any short positions as of March 31, 2009.
Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.
Restricted and Illiquid Securities. Each Fund may invest up to 10% (except for the Mighty MitesSM Fund, SmallCap Equity Fund, and Income Fund which may invest up to 15%) of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.
Investments in other Investment Companies. All Funds may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in these Funds would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended March 31, 2009, the Equity and Balanced Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point. For the six months ended March 31, 2009, the Mighty MitesSM and Intermediate Bond Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was 1.51 and 1.62 basis points, respectively.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Funds are informed of the dividend.

GAMCO Westwood Funds
Notes to Financial Statements (Continued) (Unaudited)
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in a Fund’s custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under each custody arrangement are included in custodian fees in the Statements of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, a Fund is charged an overdraft fee equal to 90% of the current Treasury Bill rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statements of Operations.
Currently included in the Statement of Operations as of March 31, 2009 are interest expense and custodian fee expense that were paid for by prior year custodian fee credits as follows:

	Mighty			Intermediate	SmallCap
	MitesSM	Equity	Balanced	Bond	Equity	Income
	Fund	Fund	Fund	Fund	Fund	Fund
Expenses paid for by prior year custodian fee credits:
Interest expense	—	$63	—	—	—	$1,058
Custodian fee expense	—	13,285	$13,511	$3,281	—	2,910
Distributions to Shareholders. Distributions from net investment income are declared and paid annually for the Mighty MitesSM, Equity, and SmallCap Equity Funds, and quarterly for the Balanced and Income Funds. The Intermediate Bond Fund declares dividends daily and pays those dividends monthly. Distributions of net realized gain on investments are normally declared and paid at least annually by each Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Funds, timing differences, and differing characterizations of distributions made by the Funds. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Funds.
The tax character of distributions paid during the year ended September 30, 2008 was as follows:

	Mighty			Intermediate	SmallCap
	MitesSM	Equity	Balanced	Bond	Equity	Income
	Fund	Fund	Fund	Fund	Fund	Fund
Distributions paid from:
Ordinary income (inclusive of short-term capital gains)	$309,345	$7,333,641	$6,145,203	$365,893	—	$430,203
Net long-term capitals gains	4,969,687	17,646,407	8,300,427	—	—	252,683
Return of capital	—	—	—	—	—	28,589

Total distributions paid	$5,279,032	$24,980,048	$14,445,630	$365,893	—	$711,475

Provision for Income Taxes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Funds’ net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

GAMCO Westwood Funds
Notes to Financial Statements (Continued) (Unaudited)
The following summarizes capital loss carryforwards and expiration dates for each Fund at September 30, 2008:

	Mighty			Intermediate	SmallCap
	MitesSM	Equity	Balanced	Bond	Equity	Income
	Fund	Fund	Fund	Fund	Fund	Fund
Expiring in Year Ended:
2010	—	—	—	—	$1,970,874	—
2011	—	—	—	—	4,845,486	—
2012	—	—	—	—	—	—
2013	—	—	—	—	—	—
2014	—	—	—	—	—	—
2015	—	—	—	—	—	—
2016	—	—	—	—	210	—
These capital loss carryforwards are available to reduce future required distributions of net capital gains to shareholders.
Under the current tax law, capital losses related to securities realized after October 31 and prior to the Funds’ fiscal year end may be treated as occurring on the first day of the following year. For the year ended September 30, 2008, the Equity, SmallCap Equity, and Income Funds deferred capital losses of $145,177, $202,892, and $986,462, respectively, and the Mighty MitesSM Fund deferred currency losses of $1,211.
The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at March 31, 2009:

	Mighty			Intermediate	SmallCap
	MitesSM	Equity	Balanced	Bond	Equity	Income
	Fund	Fund	Fund	Fund	Fund	Fund
Aggregate cost of investments	$136,061,649	$141,443,038	$138,761,615	$14,565,699	$9,319,481	$7,277,436

Gross unrealized appreciation	$5,285,402	$1,915,441	$3,391,395	$504,463	$78,649	$13,994
Gross unrealized depreciation	(25,088,285)	(25,202,303)	(15,413,107)	(203,783)	(3,701,437)	(2,581,204)

Net unrealized appreciation/(depreciation)	$(19,802,883)	$(23,286,862)	$(12,021,712)	$300,680	$(3,622,788)	$(2,567,210)

FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. In accordance with FIN 48, management has analyzed the Funds’ tax positions taken on the federal and state income tax returns for all open tax years (the current and prior three tax years) and has concluded that no provision for income tax is required in the Funds’ financial statements. Management’s determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, an on-going analysis of tax laws, regulations, and interpretations thereof.
3. Investment Advisory Agreements and Other Transactions. The Funds have investment advisory agreements (the “Advisory Agreements”) with the Adviser which provide that the Funds will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% for the Mighty MitesSM, Equity, SmallCap Equity, and Income Funds, 0.75% for the Balanced Fund, and 0.60% for the Intermediate Bond Fund, of the value of the Fund’s average daily net assets. In accordance with the Advisory Agreements, the Adviser provides a continuous investment program for the Funds’ portfolios, oversees the administration of all aspects of the Funds’ business and affairs, and pays the compensation of all Officers and Trustees of the Funds who are affiliated persons of the Adviser. The Adviser has contractually agreed to waive investment advisory fees and/or to reimburse expenses to the Intermediate Bond, SmallCap Equity, and Income Funds in the event annual expenses of such Funds exceed certain prescribed limits. Such fee waiver/reimbursement arrangement will continue until at least January 31, 2010. For the six months ended March 31, 2009, the Adviser waived fees or reimbursed expenses in the amounts of $38,234, $53,251, and $48,023 for the Intermediate Bond, SmallCap Equity, and Income Funds, respectively.
The Intermediate Bond, SmallCap Equity, and Income Funds are obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Funds only to the extent that the operating expenses of the Funds fall below the applicable expense limitation for Class AAA of 1.00%, 1.50%, and 1.50%, respectively, and for Class A of 1.10%, 1.75%, and 1.75%, respectively, and for Class B and Class C of 1.75%, 2.25%, and 2.25%, respectively and for Class I of 0.75%, 1.25%, and 1.25%, respectively of average daily net assets, the annual limitation under the Advisory Agreements. As of March 31, 2009, the cumulative unreimbursed amounts which may be recovered by the Adviser within the next two fiscal years are $169,849, $198,281, and $211,568 for the Intermediate Bond, SmallCap Equity, and Income Funds, respectively.

GAMCO Westwood Funds
Notes to Financial Statements (Continued) (Unaudited)
The Adviser has a Subadvisory Agreement with Westwood Management Corp. (the “Subadviser”) for the Equity, Balanced, and Intermediate Bond Funds. The Adviser paid the Subadviser out of its advisory fees with respect to these three Funds a fee computed daily and payable monthly, in an amount equal on an annualized basis to the greater of (i) $150,000 per year on an aggregate basis for all applicable Funds or (ii) 35% of the net revenues to the Adviser from the applicable Funds.
The Trust pays each Trustee who is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receive an annual fee of $1,000. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Funds.
4. Distribution Plan. The Trust’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Company”), an affiliate of the Adviser, serves as distributor of the Funds. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.50% (for the Intermediate Bond Fund’s Class A Shares at an annual rate of 0.35%), 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and proceeds from the sales of securities for the six months ended March 31, 2009, other than short-term securities, are as follows:

	Purchases	Sales	Purchases	Sales
	(excluding U.S.	(excluding U.S.	of U.S.	of U.S.
	Government	Government	Government	Government
	Securities)	Securities)	Securities	Securities
Mighty Mites SM Fund	$14,276,192 *	$4,715,725	—	$5,988,058
Equity Fund	70,921,608	67,008,526	—	—
Balance Fund	57,074,424	32,576,002	$6,525,052	11,387,442
Intermediate Bond Fund	733,625	—	3,532,192	411,265
SmallCap Equity Fund	2,580,459	2,233,011	—	—
Income Fund	230,361	779,097	—	550,000

*	The purchases of securities, other than short-term securities, excluded in connection with the Fund’s Reorganization is $31,871,192.
6. Transactions with Affiliates. During the six months ended March 31, 2009, the Mighty MitesSM Fund and the Income Fund paid brokerage commissions on security trades of $48,982 and $1,485, respectively, to Gabelli & Company. Additionally, Gabelli & Company informed the Trust that it retained $21,068 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
The cost of calculating each Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between each Fund and the Adviser. During the six months ended March 31, 2009, the Mighty MitesSM, Equity, and Balanced Funds each paid or accrued $22,500 to the Adviser in connection with the cost of computing these Funds’ NAVs. A reimbursement was not sought during the six months ended March 31, 2009 for the Intermediate Bond, SmallCap Equity, and Income Funds.
7. Shares of Beneficial Interest. The Funds offer five classes of shares — Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA are offered without a sales charge only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealer, or the transfer agent. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.00%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company.
Only the Mighty MitesSM Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Mighty MitesSM Fund. The redemption fees in the Mighty MitesSM Fund during the six months ended March 31, 2009 and year ended September 30, 2008 amounted to $552 and $1,648, respectively.
The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Mighty MitesSM Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Mighty MitesSM Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

GAMCO Westwood Funds
Notes to Financial Statements (Continued) (Unaudited)
Transactions in shares of beneficial interest were as follows:

	For the Six	For the	For the Six	For the	For the Six	For the
	Months Ended	Year Ended	Months Ended	Year Ended	Months Ended	Year Ended
	March 31, 2009	September 30,	March 31, 2009	September 30,	March 31, 2009	September 30,
	(Unaudited)	2008	(Unaudited)	2008	(Unaudited)	2008
	Mighty MitesSM Fund		Equity Fund		Balanced Fund
Class AAA
Shares issued in connection with the Reorganization (see Note 9)	4,198,136	—	—	—	—	—
Shares sold	2,888,694	2,166,550	4,301,013	5,414,384	2,970,551	3,119,951
Shares issued upon reinvestment of distributions	114,319	278,799	214,761	2,161,815	196,861	1,161,782
Shares redeemed	(1,707,099)	(1,112,323)	(4,208,740)	(4,365,986)	(2,213,818)	(3,187,808)

Net increase in Class AAA Shares	5,494,050	1,333,026	307,034	3,210,213	953,594	1,093,925

Class A
Shares sold	337,931	512,592	344,304	687,378	176,546	121,163
Shares issued upon reinvestment of distributions	13,791	29,244	3,019	56,338	7,394	38,218
Shares redeemed	(254,106)	(211,974)	(222,565)	(466,916)	(94,028)	(60,036)

Net increase in Class A Shares	97,616	329,862	124,758	276,800	89,912	99,345

Class B
Shares sold	—	—	—	—	487	—
Shares issued upon reinvestment of distributions	394	2,672	—	183	73	923
Shares redeemed	(1,493)	(15,293)	(643)	(613)	(1,697)	(4,320)

Net decrease in Class B Shares	(1,099)	(12,621)	(643)	(430)	(1,137)	(3,397)

Class C
Shares sold	383,497	273,898	46,349	68,244	412,113	68,632
Shares issued upon reinvestment of distributions	9,275	13,882	502	4,010	2,628	5,962
Shares redeemed	(106,237)	(42,079)	(5,873)	(15,903)	(94,454)	(22,434)

Net increase in Class C Shares	286,535	245,701	40,978	56,351	320,287	52,160

Class I*
Shares sold	736,423	69,523	16,776	93,718	6,719	144,924
Shares issued upon reinvestment of distributions	1,997	—	1,329	—	2,414	1,528
Shares redeemed	(68,147)	(3,118)	(13,211)	(7,404)	(7,185)	(4,022)

Net increase in Class I Shares	670,273	66,405	4,894	86,314	1,948	142,430

	Intermediate Bond Fund		SmallCap Equity Fund		Income Fund
Class AAA
Shares sold	320,142	330,244	98,301	388,615	54,348	250,721
Shares issued upon reinvestment of distributions	8,065	21,484	—	—	20,941	72,035
Shares redeemed	(127,140)	(254,620)	(78,974)	(258,998)	(217,247)	(1,145,352)

Net increase/(decrease) in Class AAA Shares	201,067	97,108	19,327	129,617	(141,958)	(822,596)

Class A
Shares sold	58,904	14,161	62,297	48,394	7,126	4,279
Shares issued upon reinvestment of distributions	295	142	—	—	224	485
Shares redeemed	(13,999)	(11,382)	(54,482)	(41,501)	(525)	(5,979)

Net increase/(decrease) in Class A Shares	45,200	2,921	7,815	6,893	6,825	(1,215)

Class B
Shares sold	9,510	—	—	—	—	—
Shares issued upon reinvestment of distributions	14	21	—	—	—	—
Shares redeemed	(2,487)	(4,207)	—	(49)	—	(202)

Net increase/(decrease) in Class B Shares	7,037	(4,186)	—	(49)	—	(202)

Class C
Shares sold	43,399	315,668	10,199	1,724	6,833	12,578
Shares issued upon reinvestment of distributions	292	2,007	—	—	796	1,699
Shares redeemed	(38,946)	(272,816)	(11,057)	(5,253)	(11,326)	(12,793)

Net increase/(decrease) in Class C Shares	4,745	44,859	(858)	(3,529)	(3,697)	1,484

Class I*
Shares sold	11,609	35,870	6,632	16,978	433	15,310
Shares issued upon reinvestment of distributions	369	436	—	—	271	373
Shares redeemed	(14,010)	(2,784)	(1,342)	(3,225)	(7,353)	(703)

Net increase/(decrease) in Class I Shares	(2,032)	33,522	5,290	13,753	(6,649)	14,980

*	For the year ended September 30, 2008, from the commencement of offering Class I Shares on January 11, 2008.

GAMCO Westwood Funds
Notes to Financial Statements (Continued) (Unaudited)
8. Indemnifications. The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
9. Special Meeting of Shareholders. At a Special Meeting of Shareholders of the B.B. Micro-Cap Growth Fund (the “B.B. Fund”), held on March 16, 2009, shareholders of the B.B. Fund voted to approve an Agreement and Plan of Reorganization and Liquidation (the “Agreement”) between the B.B. Fund and the Mighty MitesSM Fund.
On March 27, 2009, the Mighty MitesSM Fund acquired all of the net assets of the B.B. Fund, pursuant to the Agreement. The acquisition was accomplished by a tax free exchange of 4,198,136.274 Class AAA Shares of the Mighty MitesSM Fund valued at $41,451,718 for the net assets of the B.B. Fund on March 27, 2009. One share of the B.B. Fund was converted into 0.563 share of the Mighty MitesSM Fund. The net assets of the Mighty MitesSM Fund immediately before the acquisition were $70,875,603. The net assets combined after the acquisition as of March 27, 2009 were $112,327,321.
The results of the voting are as follows:

Affirmative	Against	Abstain
4,465,887	192,106	305,876
Included in the net assets acquired by the Mighty MitesSM Fund were the following components:

		Net Unrealized
	Paid In Capital	Depreciation	Net Assets
B.B. Micro-Cap Growth Fund	$46,225,670	$(4,773,952)	$41,451,718
10. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

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GAMCO Westwood Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc., a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.
•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI FAMILY OF FUNDS
VALUE
Gabelli Asset Fund
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Blue Chip Value Fund
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund’s objective is to identify a catalyst or sequence of events that will return the company to a higher value. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
GAMCO Westwood Equity Fund
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Susan M. Byrne
FOCUSED VALUE
Gabelli Value Fund
Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
SMALL CAP VALUE
Gabelli Small Cap Fund
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood SmallCap Equity Fund
Seeks to invest primarily in smaller capitalization equity securities — market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Nicholas F. Galluccio
Gabelli Woodland Small Cap Value Fund
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company’s value. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Elizabeth M. Lilly, CFA
GROWTH
GAMCO Growth Fund
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Howard F. Ward, CFA
GAMCO International Growth Fund
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)
Portfolio Manager: Caesar Bryan
AGGRESSIVE GROWTH
GAMCO Global Growth Fund
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
MICRO-CAP
GAMCO Westwood Mighty MitesSM Fund
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed
EQUITY INCOME
Gabelli Equity Income Fund
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood Balanced Fund
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)
Co-Portfolio Managers: Susan M. Byrne
Mark Freeman, CFA
GAMCO Westwood Income Fund
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
SPECIALTY EQUITY
GAMCO Global Convertible Securities Fund
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)
Team Managed
GAMCO Global Opportunity Fund
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
Gabelli SRI Green Fund
Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages,organic living,and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)
Co-Portfolio Managers: Christopher C. Desmarais
John M. Segrich, CFA
SECTOR
GAMCO Global Telecommunications Fund
Seeks to invest in telecommunications companies throughout the world — targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
GAMCO Gold Fund
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)
Portfolio Manager: Caesar Bryan
Gabelli Utilities Fund
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)
Team Managed
MERGER AND ARBITRAGE
Gabelli ABC Fund
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Enterprise Mergers and Acquisitions Fund
Seeks to invest in securities believed to be likely acquisition targets within 12-18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
CONTRARIAN
GAMCO Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Henry Van der Eb, CFA
Comstock Capital Value Fund
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)
Portfolio Manager: Martin Weiner, CFA
FIXED INCOME
GAMCO Westwood Intermediate Bond Fund
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)
Portfolio Manager: Mark Freeman, CFA
CASH MANAGEMENT-MONEY MARKET
Gabelli U.S. Treasury Money Market Fund
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)
Co-Portfolio Managers: Judith A. Raneri
Ronald S. Eaker
An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.
To receive a prospectus, call 800-GABELLI (422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

GAMCO WESTWOOD FUNDS
GAMCO Westwood Mighty MitesSM Fund
GAMCO Westwood Equity Fund
GAMCO Westwood Balanced Fund
GAMCO Westwood Intermediate Bond Fund
GAMCO Westwood SmallCap Equity Fund
GAMCO Westwood Income Fund
One Corporate Center
Rye, New York 10580-1422
General and Account Information:
800-GABELLI [800-422-3554]
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com

Board of Trustees

ANTHONY J. COLAVITA	WERNER J. ROEDER, MD
Attorney-at-Law	Medical Director
Anthony J. Colavita, P.C.	Lawrence Hospital

JAMES P. CONN	SALVATORE J. ZIZZA
Former Chief Investment Officer	Chairman
Financial Security Assurance	Zizza & Co., Ltd.
Holdings Ltd.

Officers

BRUCE N. ALPERT	AGNES MULLADY
President and Secretary	Treasurer

PETER D. GOLDSTEIN
Chief Compliance Officer
Investment Adviser
Teton Advisors, Inc.
Distributor
Gabelli & Company, Inc.
Custodian
The Bank of New York Mellon
Legal Counsel
Paul, Hastings, Janofsky & Walker LLP

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
This report is submitted for the information of the shareholders of the GAMCO Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GABWWQ109SR

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The GAMCO Westwood Funds

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 5/27/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 5/27/09

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 5/27/09

*	Print the name and title of each signing officer under his or her signature.